Schedule of Investments
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–109.06%
Alabama–3.17%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	6.00%	06/01/2050	$ 8,650	$ 9,118,987
Birmingham (City of), AL Water Works Board; Series 2015 A, Ref. RB(a)(b)(c)	5.00%	01/01/2042	12,750	14,552,828
Hoover (City of), AL Industrial Development Board (United States Steel Corp.); Series 2019, RB(d)	5.75%	10/01/2049	8,500	10,120,126
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village);
Series 2007, RB (Acquired 03/25/2020; Cost $945,200)(e)(f)	5.50%	01/01/2028	1,390	942,869
Series 2007, RB (Acquired 04/27/2007-03/25/2019; Cost $18,675,698)(e)(f)	5.50%	01/01/2043	21,290	14,155,876
Series 2008 A, RB (Acquired 06/30/2008-11/12/2009; Cost $4,404,879)(e)(f)	6.88%	01/01/2043	4,470	2,974,617
Series 2011 A, RB (Acquired 09/20/2011; Cost $2,561,987)(e)(f)	7.50%	01/01/2047	2,600	1,729,088
Series 2012 A, RB (Acquired 11/07/2012; Cost $6,575,000)(e)(f)	5.63%	01/01/2042	6,575	4,374,117
Jefferson (County of), AL;
Series 2013 C, Wts. (INS - AGM)(g)(h)	6.50%	10/01/2038	7,000	7,247,732
Series 2013 C, Wts. (INS - AGM)(g)(h)	6.60%	10/01/2042	11,700	12,110,896
Series 2013 F, Revenue Wts.(g)	7.50%	10/01/2039	27,640	28,572,825
Series 2013 F, Revenue Wts.(g)	7.75%	10/01/2046	95,055	98,258,344
Series 2013 F, Revenue Wts.(g)	7.90%	10/01/2050	64,150	66,307,679
Lower Alabama Gas District (The); Series 2016 A, RB(c)	5.00%	09/01/2046	24,000	35,439,794
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining);
Series 2019 A, Ref. IDR(i)	4.50%	05/01/2032	20,303	21,924,452
Series 2019 A, Ref. IDR(i)	5.25%	05/01/2044	22,300	25,804,416
				353,634,646
Alaska–0.36%
Alaska (State of) Municipal Bond Bank Authority (Master Resolution);
Series 2017 A, RB	5.50%	10/01/2046	505	609,942
Series 2017 A, RB(c)	5.50%	10/01/2046	22,000	26,571,725
Northern Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(j)	0.00%	06/01/2066	61,303	13,322,351
				40,504,018
American Samoa–0.15%
American Samoa (Territory of) Economic Development Authority; Series 2015 A, Ref. RB	6.63%	09/01/2035	14,345	16,721,921
Arizona–2.34%
Arizona (State of) Health Facilities Authority (Banner Health); Series 2015 C, VRD RB (LOC - Bank Of America N.A.)(k)(l)	0.01%	01/01/2046	8,600	8,600,000
Arizona (State of) Industrial Development Authority (Academies of Math & Science); Series 2019, RB(i)	5.00%	07/01/2049	1,000	1,150,039
Arizona (State of) Industrial Development Authority (American Charter Schools Foundation);
Series 2017, Ref. RB(i)	6.00%	07/01/2037	13,845	16,836,899
Series 2017, Ref. RB(i)	6.00%	07/01/2047	19,660	23,528,532
Arizona (State of) Industrial Development Authority (Basis Schools);
Series 2017 A, Ref. RB(i)	5.13%	07/01/2037	1,180	1,352,869
Series 2017 A, Ref. RB(i)	5.38%	07/01/2050	6,000	6,865,056
Series 2017 D, Ref. RB(i)	5.00%	07/01/2051	3,300	3,786,431
Series 2017 G, Ref. RB(i)	5.00%	07/01/2037	1,105	1,285,547
Series 2017 G, Ref. RB(i)	5.00%	07/01/2051	1,000	1,147,403
Arizona (State of) Industrial Development Authority (Doral Academy of Nevada - Fire Mesa & Red Rock Campus); Series 2019 A, IDR(i)	5.00%	07/15/2039	2,650	3,076,629
Arizona (State of) Industrial Development Authority (Doral Academy of Northern Nevada);
Series 2021 A, Ref. RB(i)	4.00%	07/15/2051	1,000	1,095,458
Series 2021 A, Ref. RB(i)	4.00%	07/15/2056	950	1,033,150
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community);
Series 2019 A, RB	5.00%	01/01/2043	$ 3,250	$ 3,375,946
Series 2019 A, RB	4.50%	01/01/2049	6,175	6,089,135
Series 2019 A, RB	5.00%	01/01/2054	1,250	1,302,765
Series 2019 B, RB	5.00%	01/01/2034	1,730	1,691,592
Series 2019 B, RB	5.00%	01/01/2035	1,820	1,768,871
Series 2019 B, RB	5.00%	01/01/2049	4,050	3,791,439
Series 2019 B, RB	5.13%	01/01/2054	1,125	1,065,262
Arizona (State of) Industrial Development Authority (Kaizen Education Foundation);
Series 2016, RB(i)	5.70%	07/01/2047	9,730	11,187,659
Series 2016, RB(i)	5.80%	07/01/2052	4,920	5,666,794
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2017 A, Ref. RB(i)	5.25%	07/01/2052	500	510,598
Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado); Series 2019, RB(i)	5.00%	07/01/2054	6,210	6,496,110
Arizona (State of) Industrial Development Authority (Linder Village); Series 2020, RB(i)	5.00%	06/01/2031	6,000	7,099,608
Arizona (State of) Industrial Development Authority (Mater Academy of Nevada Mountain Vista Campus Project);
Series 2018 A, RB(i)	5.25%	12/15/2038	1,015	1,154,541
Series 2018 A, RB(i)	5.50%	12/15/2048	2,265	2,575,449
Arizona (State of) Industrial Development Authority (Somerset Academy of Las Vegas - Lone Mountain Campus); Series 2019 A, IDR(i)	5.00%	12/15/2049	500	566,930
Glendale (City of), AZ Industrial Development Authority (Sun Health Services); Series 2019 A, Ref. RB	5.00%	11/15/2048	14,170	16,307,126
Glendale (City of), AZ Industrial Development Authority (Terraces of Phoenix); Series 2018 A, Ref. RB	5.00%	07/01/2048	1,500	1,593,182
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	4.00%	11/15/2027	1,935	2,059,508
Series 2017, Ref. RB	5.00%	11/15/2040	1,485	1,588,902
Series 2017, Ref. RB	5.00%	11/15/2045	9,390	9,997,535
Series 2018, RB	5.00%	11/15/2053	5,970	6,403,202
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(i)	5.00%	07/01/2054	1,950	2,249,774
Maricopa (County of), AZ Industrial Development Authority (Paradise Schools);
Series 2016, Ref. RB(i)	5.00%	07/01/2036	2,475	2,785,698
Series 2016, Ref. RB(i)	5.00%	07/01/2047	1,525	1,690,381
Peoria (City of), AZ Industrial Development Authority (Sierra Winds Life Care Community);
Series 2014, Ref. RB (Acquired 11/06/2014; Cost $3,666,764)(f)	5.50%	11/15/2034	3,695	3,770,416
Series 2014, Ref. RB (Acquired 11/06/2014; Cost $6,015,000)(f)	5.75%	11/15/2040	6,015	6,140,551
Phoenix (City of), AZ Industrial Development Authority (Basis Schools);
Series 2015, Ref. RB(i)	5.00%	07/01/2045	3,515	3,876,281
Series 2016 A, Ref. RB(i)	5.00%	07/01/2046	2,125	2,342,639
Series 2016 A, Ref. RB(i)	5.00%	07/01/2046	1,725	1,901,672
Phoenix (City of), AZ Industrial Development Authority (Choice Academies); Series 2012, RB	5.63%	09/01/2042	2,850	2,909,614
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(i)	6.75%	07/01/2044	5,250	5,962,946
Phoenix (City of), AZ Industrial Development Authority (Phoenix Collegiate Academy); Series 2012, RB	5.63%	07/01/2042	2,770	2,812,587
Pima (County of), AZ Industrial Development Authority (Acclaim Charter School);
Series 2006, RB	5.70%	12/01/2026	1,250	1,251,487
Series 2006, RB	5.80%	12/01/2036	4,385	4,386,774
Pima (County of), AZ Industrial Development Authority (American Leadership Academy);
Series 2015, Ref. RB(i)	5.38%	06/15/2035	2,370	2,572,410
Series 2015, Ref. RB(i)	5.63%	06/15/2045	3,500	3,788,903
Series 2017, RB(i)	4.13%	06/15/2029	1,500	1,530,730
Series 2017, RB(i)	5.00%	06/15/2047	1,000	1,025,170
Series 2019, Ref. RB(i)	5.00%	06/15/2052	2,150	2,266,611
Series 2022, Ref. RB(i)	4.00%	06/15/2051	4,500	4,629,022
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Pima (County of), AZ Industrial Development Authority (Career Success Schools);
Series 2020, Ref. RB(i)	5.50%	05/01/2040	$ 1,125	$ 1,202,421
Series 2020, Ref. RB(i)	5.75%	05/01/2050	5,000	5,346,650
Pima (County of), AZ Industrial Development Authority (Desert Heights Charter School); Series 2014, Ref. RB	7.25%	05/01/2044	3,000	3,253,764
Pima (County of), AZ Industrial Development Authority (Imagine East Mesa Charter Schools); Series 2019, RB(i)	5.00%	07/01/2049	1,500	1,601,623
Pima (County of), AZ Industrial Development Authority (Premier Charter High School);
Series 2016 A, Ref. RB(i)	7.00%	07/01/2045	3,197	3,194,659
Series 2016 B, Ref. RB(m)	2.07%	07/01/2045	1,735	433,839
Series 2016 C, Ref. RB(m)	2.07%	07/01/2045	1,036	10,355
Pima (County of), AZ Industrial Development Authority (Riverbend Prep); Series 2010, RB(i)	7.00%	09/01/2037	3,339	3,345,816
Sundance Community Facilities District (Assessment District No. 2); Series 2003, RB(i)	7.13%	07/01/2027	421	421,612
Sundance Community Facilities District (Assessment District No. 3); Series 2004, RB	6.50%	07/01/2029	108	108,116
Tempe (City of), AZ Industrial Development Authority (Friendship Village);
Series 2012 A, Ref. RB(a)(b)	6.25%	12/01/2021	4,100	4,100,000
Series 2012 A, Ref. RB(a)(b)	6.25%	12/01/2021	4,225	4,225,000
Tempe (City of), AZ Industrial Development Authority (Mirabella at ASU);
Series 2017 A, RB(i)	6.13%	10/01/2047	2,800	3,078,972
Series 2017 A, RB(i)	6.13%	10/01/2052	2,800	3,071,446
Town of Florence, Inc. (The) Industrial Development Authority (Legacy Traditional School - Queen Creek and Casa Grande Campuses);
Series 2013, RB	5.75%	07/01/2033	3,000	3,207,655
Series 2013, RB	6.00%	07/01/2043	3,625	3,874,080
				260,419,841
Arkansas–0.15%
Arkansas (State of) Development Finance Authority (Big River Steel); Series 2019, RB(d)(i)	4.50%	09/01/2049	15,000	16,576,841
California–13.40%
ABAG Finance Authority for Nonprofit Corps. (Episcopal Senior Communities); Series 2012 A, Ref. RB(a)(b)	5.00%	07/01/2022	6,000	6,168,559
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, RB(a)(b)(c)(n)	5.00%	04/01/2056	21,000	25,778,449
California (County of), CA Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 A, Ref. RB	4.00%	06/01/2049	1,000	1,162,787
Series 2020 A, Ref. RB	4.00%	06/01/2049	1,075	1,250,270
Series 2020 B-2, Ref. RB(j)	0.00%	06/01/2055	32,780	6,570,449
California (County of), CA Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2006 A, RB(j)	0.00%	06/01/2046	25,000	6,237,605
California (State of);
Series 2003 B-1, VRD GO Bonds (LOC - Barclays Bank PLC)(k)(l)	0.01%	05/01/2033	8,945	8,945,000
Series 2004 A-2, VRD GO Bonds (LOC - State Street B&T Co.)(k)(l)	0.01%	05/01/2034	7,325	7,325,000
Series 2020, GO Bonds	3.00%	03/01/2050	1,315	1,407,260
Series 2020-XM0848, Ctfs.(c)	3.00%	03/01/2050	4,000	4,280,638
Series 2020-XM0849, Ctfs.(c)	4.00%	03/01/2040	10,000	11,952,188
Series 2020-XM0849, Ctfs.(c)	4.00%	03/01/2050	5,250	6,175,434
Series 2021, GO Bonds	3.00%	12/01/2043	1,000	1,090,881
Series 2021, GO Bonds	3.00%	12/01/2046	2,000	2,167,964
Series 2021, GO Bonds	3.00%	12/01/2049	1,500	1,618,227
California (State of) Community Housing Agency (Excelsior Charter Schools);
Series 2020 A, RB(i)	5.00%	06/15/2050	1,540	1,678,782
Series 2020 A, RB(i)	5.00%	06/15/2055	1,030	1,120,098
California (State of) Educational Facilities Authority; Series 2013, RB(c)	5.25%	04/01/2040	6,255	9,489,409
California (State of) Educational Facilities Authority (Stanford University); Series 2014 U-6, RB(c)	5.00%	05/01/2045	15,000	23,053,427
California (State of) Educational Facilities Authority (University of San Francisco); Series 2018 A, RB	5.25%	10/01/2055	2,500	4,133,554
California (State of) Health Facilities Financing Authority (Kaiser Permanente); Subseries 2017 A-2, RB(c)	5.00%	11/01/2047	10,000	15,321,838
California (State of) Housing Finance Agency; Series 2021 A, RB	3.25%	08/20/2036	16,535	18,753,865
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Infrastructure & Economic Development Bank (WFCS Portfolio Program); Series 2021 A-1, RB(i)	5.00%	01/01/2056	$ 1,000	$ 1,128,241
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2046	1,500	1,689,418
California (State of) Municipal Finance Authority (California Baptist University);
Series 2016 A, RB(i)	5.00%	11/01/2036	1,500	1,750,110
Series 2016 A, RB(i)	5.00%	11/01/2046	1,500	1,726,271
California (State of) Municipal Finance Authority (Goodwill Industries of Sacramento & Nevada);
Series 2012, RB(i)	6.63%	01/01/2032	1,000	1,001,493
Series 2012, RB(i)	6.88%	01/01/2042	1,500	1,501,874
California (State of) Municipal Finance Authority (Humangood); Series 2021, RB	4.00%	10/01/2046	2,500	2,903,830
California (State of) Municipal Finance Authority (Santa Rosa Academy);
Series 2012 A, RB	5.75%	07/01/2030	5,040	5,171,918
Series 2012 A, RB	6.00%	07/01/2042	5,355	5,488,636
California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing); Series 2019, RB (INS - BAM)(h)	5.00%	05/15/2052	1,375	1,686,754
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, RB(d)	4.00%	07/15/2029	15,960	18,248,225
California (State of) Pollution Control Finance Authority;
Series 2012, RB(d)(i)	5.00%	07/01/2037	13,500	14,003,946
Series 2012, RB(d)(i)	5.00%	11/21/2045	20,710	21,479,074
California (State of) Pollution Control Financing Authority (Aemerge Redpak Services Southern California LLC); Series 2016, RB (Acquired 01/22/2016-09/26/2017; Cost $9,847,500)(d)(e)(f)(i)	7.00%	12/31/2049	9,925	4,466,250
California (State of) Pollution Control Financing Authority (San Diego County Water Authority); Series 2019, Ref. RB(i)	5.00%	11/21/2045	11,650	13,870,299
California (State of) Public Finance Authority (Enso Village) (Green Bonds);
Series 2021, RB(i)	5.00%	11/15/2036	1,000	1,177,398
Series 2021, RB(i)	5.00%	11/15/2046	750	862,640
Series 2021, RB(i)	5.00%	11/15/2051	1,250	1,434,861
Series 2021, RB(i)	5.00%	11/15/2056	2,650	3,033,808
California (State of) Public Finance Authority (Henry Mayo Newhall Hospital);
Series 2017, Ref. RB	5.00%	10/15/2037	3,430	4,031,753
Series 2017, Ref. RB	5.00%	10/15/2047	10,170	11,855,315
California (State of) Public Finance Authority (Sharp HealthCare); Series 2017 B, VRD RB (LOC - Barclays Bank PLC)(k)(l)	0.01%	08/01/2052	2,335	2,335,000
California (State of) Public Works Board;
Series 2021 B, RB	4.00%	05/01/2040	1,000	1,210,231
Series 2021 B, RB	4.00%	05/01/2041	1,500	1,810,861
California (State of) School Finance Authority (Alliance for College-Ready Public Schools); Series 2013 A, RB	6.40%	07/01/2048	3,000	3,211,943
California (State of) School Finance Authority (Aspire Public School);
Series 2016, Ref. RB(a)(b)(i)	5.00%	08/01/2025	215	250,268
Series 2016, Ref. RB(i)	5.00%	08/01/2046	2,285	2,561,515
California (State of) School Finance Authority (Ivy Academia);
Series 2021 A, Ref. RB(i)	4.00%	06/01/2041	1,650	1,767,150
Series 2021 A, Ref. RB(i)	4.00%	06/01/2051	1,500	1,582,503
California (State of) School Finance Authority (New Designs Charter School);
Series 2012, RB	5.50%	06/01/2042	5,000	5,074,655
Series 2019 A, RB(i)	5.00%	06/01/2040	750	844,515
Series 2019 A, RB(i)	5.00%	06/01/2050	1,060	1,181,483
California (State of) School Finance Authority (TEACH Public Schools); Series 2019 A, RB(i)	5.00%	06/01/2049	750	811,354
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2014 A, RB	6.13%	11/01/2033	1,560	1,710,543
California (State of) Statewide Communities Development Authority (Creative Child Care & Team Charter); Series 2015, RB(i)	6.75%	06/01/2045	6,700	7,231,808
California (State of) Statewide Communities Development Authority (Eskaton Properties, Inc.); Series 2012, RB	5.25%	11/15/2034	4,350	4,489,000
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing); Series 2016, Ref. RB(i)	5.00%	06/01/2036	4,250	4,870,632
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2044	$ 3,000	$ 3,384,553
Series 2016 A, RB(i)	5.25%	12/01/2056	55,945	64,396,264
Series 2018, RB(i)	5.25%	12/01/2043	5,510	6,717,304
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC-California College of the Arts); Series 2019, RB(i)	5.25%	07/01/2052	1,450	1,569,439
California (State of) Statewide Communities Development Authority (Terraces at San Joaquin Garden);
Series 2012, RB(a)(b)	6.00%	10/01/2022	2,895	3,033,032
Series 2012, RB(a)(b)	6.00%	10/01/2022	1,785	1,870,108
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program);
Series 2002, RB	6.00%	05/01/2043	15,000	15,148,444
Series 2006 A, RB(j)	0.00%	06/01/2046	181,950	40,311,932
Series 2006 C, RB(i)(j)	0.00%	06/01/2055	50,000	4,957,225
California Educational Facilities Authority(c)	5.00%	10/01/2032	8,745	12,251,667
Carlsbad Unified School District; Series 2021 B, GO Bonds	3.00%	08/01/2046	5,000	5,402,328
Ceres Unified School District; Series 2017, GO Bonds (INS - BAM)(h)	5.00%	08/01/2051	2,500	3,028,875
CSCDA Community Improvement Authority (Social Bonds); Series 2021, RB(i)	3.00%	12/01/2056	13,000	11,888,266
Fairfield (City of), CA Community Facilities District No. 2007-1 (Fairfield Commons);
Series 2008, RB	6.50%	09/01/2023	610	619,289
Series 2008, RB	6.75%	09/01/2028	2,550	2,591,029
Series 2008, RB	6.88%	09/01/2038	4,440	4,509,296
Foothill-Eastern Transportation Corridor Agency;
Series 2014 A, Ref. RB(a)(b)	6.00%	01/15/2024	20,000	22,383,344
Series 2014 A, Ref. RB (INS - AGM)(h)(j)	0.00%	01/15/2036	61,010	45,158,290
Series 2014 A, Ref. RB (INS - AGM)(h)(j)	0.00%	01/15/2037	20,000	14,382,700
Series 2014 A, Ref. RB(g)	6.85%	01/15/2042	5,000	6,415,269
Series 2014 C, Ref. RB(a)(b)	6.50%	01/15/2024	10,750	12,029,905
Fresno Unified School District; Series 2021 A, GO Bonds	3.00%	08/01/2051	10,675	11,187,174
Golden State Tobacco Securitization Corp.;
Series 2007 A-2, RB	5.30%	06/01/2037	47,000	48,040,054
Series 2007 B, RB(j)	0.00%	06/01/2047	99,705	22,744,764
Series 2018 A-1, Ref. RB	5.00%	06/01/2047	38,170	38,997,972
Series 2018 A-2, Ref. RB	5.00%	06/01/2047	40,470	41,347,823
Hartnell Community College District; Series 2020 B, GO Bonds	3.00%	08/01/2048	6,500	6,927,417
Inland Empire Tobacco Securitization Corp.;
Series 2007 C-1, RB(j)	0.00%	06/01/2036	173,915	67,646,378
Series 2007 D, RB(j)	0.00%	06/01/2057	46,635	4,055,552
Series 2007 F, RB(i)(j)	0.00%	06/01/2057	99,650	5,806,466
Kern Community College District (Election of 2016); Series 2020 C, GO Bonds	3.00%	08/01/2046	10,000	10,753,302
Los Angeles (City of), CA Community Facilities District No. 3 (Cascades Business Park); Series 1997, RB	6.40%	09/01/2022	85	85,806
Los Angeles (City of), CA Department of Airports;
Series 2018-XX1082, Class B, Revenue Ctfs.(c)(d)(n)	5.25%	05/15/2048	26,000	31,969,743
Series 2021 A, Ref. RB(d)	5.00%	05/15/2046	5,000	6,341,980
Los Angeles (City of), CA Department of Water & Power;
Series 2012 B, RB(c)	5.00%	07/01/2043	17,375	17,848,008
Series 2012 B, RB	5.00%	07/01/2043	49,155	50,493,171
Los Angeles Unified School District; Series 2020 RYQ, GO Bonds	4.00%	07/01/2044	11,995	14,204,400
Mt. San Antonio Community College District (Election of 2008); Series 2021 E, GO Bonds(j)	0.00%	08/01/2046	4,450	2,449,866
Riverside (County of), CA Transportation Commission; Series 2013 A, RB(a)(b)	5.75%	06/01/2023	7,000	7,564,495
San Bernardino City Unified School District;
Series 2011 D, GO Bonds (INS - AGM)(h)(j)	0.00%	08/01/2036	7,650	5,572,747
Series 2011 D, GO Bonds (INS - AGM)(h)(j)	0.00%	08/01/2037	13,130	9,287,534
Series 2011 D, GO Bonds (INS - AGM)(h)(j)	0.00%	08/01/2038	13,515	9,298,178
Series 2011 D, GO Bonds (INS - AGM)(h)(j)	0.00%	08/01/2039	13,895	9,206,502
Series 2011 D, GO Bonds (INS - AGM)(h)(j)	0.00%	08/01/2040	14,280	9,204,591
Series 2011 D, GO Bonds (INS - AGM)(h)(j)	0.00%	08/01/2041	14,080	8,811,708
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Buenaventura (City of), CA (Community Memorial Health System);
Series 2011, RB(a)(b)	7.50%	12/01/2021	$ 21,980	$ 21,980,000
Series 2011, RB(a)(b)	8.00%	12/01/2021	9,875	9,875,000
San Diego (County of), CA Regional Airport Authority;
Series 2017 B, RB(d)	5.00%	07/01/2047	2,000	2,388,564
Series 2021 A, RB	4.00%	07/01/2046	2,250	2,679,501
Series 2021 A, RB	5.00%	07/01/2051	15,000	19,210,450
Series 2021 B, RB(d)	5.00%	07/01/2046	14,080	17,857,228
Series 2021 B, RB(d)	4.00%	07/01/2051	15,000	17,397,076
Series 2021 B, RB(d)	5.00%	07/01/2051	7,500	9,454,893
San Diego Unified School District; Series 2019 B, GO Bonds	3.25%	07/01/2048	3,815	4,135,439
San Diego Unified School District (Election of 2008); Series 2012 E, GO Bonds(g)	5.25%	07/01/2042	10,000	9,882,003
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements);
Series 2013 C, RB(j)	0.00%	08/01/2036	5,710	2,566,711
Series 2013 C, RB(j)	0.00%	08/01/2038	2,000	787,489
Series 2013 C, RB(j)	0.00%	08/01/2043	17,000	4,954,080
San Francisco (City of), CA Public Utilities Commission (Hetch Hetchy Water); Series 2020 D, RB	3.00%	11/01/2050	10,270	11,043,712
San Francisco Bay Area Rapid Transit District (Green Bonds); Series 2020 C-1, GO Bonds	3.00%	08/01/2050	10,000	10,699,780
San Francisco Community College District (Election of 2020); Series 2020 A, GO Bonds	3.00%	06/15/2045	8,225	8,761,671
San Joaquin Hills Transportation Corridor Agency;
Series 2014 B, Ref. RB	5.25%	01/15/2044	7,000	7,802,566
Series 2014 B, Ref. RB	5.25%	01/15/2049	11,000	12,239,236
San Jose (City of), CA;
Series 2017 A, Ref. RB(c)(d)(n)	5.00%	03/01/2041	10,000	11,827,357
Series 2017 A, Ref. RB(c)(d)(n)	5.00%	03/01/2047	20,000	23,694,980
San Jose (City of), CA (Helzer Courts Apartments); Series 1999 A, RB(d)	6.40%	12/01/2041	13,413	13,435,587
Santee School District (Election of 2006); Series 2006 D, GO Bonds (INS - AGC)(h)(j)	0.00%	08/01/2038	4,355	3,106,865
Savanna Elementary School District (Election of 2008); Series 2012 B, GO Bonds (INS - AGM)(g)(h)	6.75%	02/01/2052	7,500	8,417,284
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(j)	0.00%	06/01/2036	10,000	4,477,625
Series 2007 A, RB(j)	0.00%	06/01/2047	20,000	4,774,664
Southern California Logistics Airport Authority;
Series 2007, RB	6.15%	12/01/2043	4,400	4,523,633
Series 2008 A, RB	6.00%	12/01/2033	1,475	1,516,444
Series 2008 A, RB(j)	0.00%	12/01/2045	18,085	5,893,332
Series 2008 A, RB(j)	0.00%	12/01/2046	18,085	5,607,312
Series 2008 A, RB(j)	0.00%	12/01/2047	18,085	5,329,333
Series 2008 A, RB(j)	0.00%	12/01/2048	18,085	5,063,044
Series 2008 A, RB(j)	0.00%	12/01/2049	18,085	4,807,876
Series 2008 A, RB(j)	0.00%	12/01/2050	18,085	4,563,941
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2006, RB(j)	0.00%	06/01/2046	30,000	6,643,527
Series 2019, Ref. RB	5.00%	06/01/2048	4,500	5,556,768
Series 2019, Ref. RB(j)	0.00%	06/01/2054	19,300	3,783,304
State of California;
Series 2020, GO Bonds(c)	3.00%	03/01/2046	8,195	8,830,253
Series 2020, GO Bonds(c)	4.00%	03/01/2046	3,500	4,132,731
Temecula Valley Unified School District; Series 2021 D, GO Bonds	3.00%	08/01/2047	5,270	5,634,313
University of California;
Series 2014 AM, RB(a)(c)	5.00%	05/15/2044	34,545	38,095,179
Series 2017 M, RB(c)	5.00%	05/15/2047	50,890	61,468,662
Series 2020 BE, Ref. RB	5.00%	05/15/2042	10,000	12,840,822
Vallejo (City of), CA Public Financing Authority (Hiddenbrooke Improvement District); Series 2004 A, RB	5.80%	09/01/2031	3,300	3,328,489
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Victor Valley Union High School District (Election of 2008);
Series 2013 B, GO Bonds(a)(b)(j)	0.00%	08/01/2023	$ 14,550	$ 3,662,158
Series 2013 B, GO Bonds(a)(b)(j)	0.00%	08/01/2023	7,000	1,655,889
Series 2013 B, GO Bonds(a)(b)(j)	0.00%	08/01/2023	15,715	3,492,513
Series 2013 B, GO Bonds(a)(b)(j)	0.00%	08/01/2023	37,560	6,905,725
				1,493,816,458
Colorado–9.64%
3rd and Havana Metropolitan District;
Series 2020 A, GO Bonds	5.25%	12/01/2049	4,200	4,573,815
Series 2020 B, GO Bonds	7.75%	12/15/2049	1,925	1,997,885
64th Ave ARI Authority; Series 2020, RB	6.50%	12/01/2043	14,000	15,113,064
Amber Creek Metropolitan District; Series 2017 B, GO Bonds	7.75%	12/15/2047	463	480,751
Aspen Street Metropolitan District; Series 2021 A, GO Bonds	5.13%	12/01/2050	1,075	1,116,664
Aurora Crossroads Metropolitan District No. 2;
Series 2020 A, GO Bonds	5.00%	12/01/2050	2,000	2,171,152
Series 2020 B, GO Bonds	7.75%	12/15/2050	3,500	3,641,723
Banning Lewis Ranch Metropolitan District No. 4;
Series 2018 A, GO Bonds	5.75%	12/01/2048	5,000	5,391,675
Series 2018 B, GO Bonds	8.00%	12/15/2048	2,063	2,171,264
Series 2018 C, GO Bonds	8.00%	12/15/2051	4,134	4,070,748
Banning Lewis Ranch Metropolitan District No. 5;
Series 2018 A, GO Bonds	5.75%	12/01/2048	2,195	2,366,888
Series 2018 B, GO Bonds	8.00%	12/15/2048	511	537,817
Series 2018 C, GO Bonds	8.00%	12/15/2051	1,942	1,911,897
Banning Lewis Ranch Metropolitan District No. 8; Series 2021, GO Bonds(i)	4.88%	12/01/2051	4,500	4,502,685
Banning Lewis Ranch Regional Metropolitan District No. 1;
Series 2018 A, GO Bonds	5.38%	12/01/2048	2,500	2,677,761
Series 2018 B, GO Bonds	7.75%	12/15/2041	630	665,202
Series 2018 C, GO Bonds	8.00%	12/15/2041	1,801	1,780,743
Banning Lewis Ranch Regional Metropolitan District No. 2; Series 2021, GO Bonds	5.75%	12/01/2051	5,190	5,344,290
Base Village Metropolitan District No. 2; Series 2016 B, Ref. GO Bonds	6.50%	12/15/2048	2,830	2,438,148
Baseline Metropolitan District No. 1;
Series 2021 B, GO Bonds	5.00%	12/01/2042	555	594,820
Series 2021 B, GO Bonds	5.00%	12/01/2051	1,000	1,067,287
Series 2021 B, GO Bonds	7.50%	12/15/2051	2,195	2,199,109
Belford North Metropolitan District; Series 2020 B, GO Bonds	8.50%	12/15/2050	6,500	6,751,519
Bella Mesa Metropolitan District; Series 2020 A, GO Bonds(g)(i)	6.75%	12/01/2049	3,785	3,186,303
Belleview Village Metropolitan District; Series 2020, GO Bonds	4.95%	12/01/2050	870	940,078
Bennett Ranch Metropolitan District No. 1; Series 2021 B, GO Bonds	7.50%	12/15/2051	1,221	1,234,448
Berthoud-Heritage Metropolitan District No. 1; Series 2019, RB	5.63%	12/01/2048	10,000	10,857,242
Brighton Crossing Metropolitan District No. 4; Series 2017 B, GO Bonds	7.00%	12/15/2047	670	695,689
Brighton Crossing Metropolitan District No. 6; Series 2020 A, GO Bonds	5.00%	12/01/2050	2,000	2,182,968
Broadway Station Metropolitan District No. 2; Series 2019 B, GO Bonds(g)	7.50%	12/01/2048	7,075	5,219,513
Broadway Station Metropolitan District No. 3; Series 2019, GO Bonds(g)	7.50%	12/01/2049	30,465	20,765,873
Bromley Park Metropolitan District No. 2; Series 2018 C, Ref. GO Bonds	7.85%	12/15/2047	6,408	6,503,140
Broomfield Village Metropolitan District No. 2;
Series 2021 A-1, Ref. GO Bonds(i)	5.00%	12/01/2049	1,500	1,646,736
Series 2021 A-2, GO Bonds(i)	5.00%	12/01/2049	740	790,451
Buffalo Highlands Metropolitan District;
Series 2018 A, Ref. GO Bonds	5.25%	12/01/2038	1,000	1,068,799
Series 2018 A, Ref. GO Bonds	5.38%	12/01/2048	1,750	1,866,162
Series 2018 B, Ref. GO Bonds	7.63%	12/15/2046	1,226	1,250,861
Buffalo Ridge Metropolitan District; Series 2018 B, GO Bonds	7.38%	12/15/2047	3,184	3,365,202
Canyon Pines Metropolitan District;
Series 2021 A-1, GO Bonds	5.25%	12/01/2023	5	5,000
Series 2021 A-1, GO Bonds	5.25%	12/01/2051	6,995	6,997,599
Canyon Pines Metropolitan District Special Improvement District No. 1; Series 2021, RB	3.75%	12/01/2040	5,000	4,834,757
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Canyons Metropolitan District No. 5;
Series 2016, GO Bonds	7.00%	12/15/2057	$ 10,116	$ 7,775,168
Series 2017 A, Ref. GO Bonds	6.00%	12/01/2037	1,750	1,833,288
Series 2017 A, Ref. GO Bonds	6.13%	12/01/2047	4,735	4,959,867
Series 2017 B, GO Bonds	8.00%	12/15/2047	3,500	3,620,879
Cascade Ridge Metropolitan District; Series 2021, GO Bonds	5.00%	12/01/2051	3,000	3,019,781
Castleview Metropolitan District No. 1; Series 2021 A, GO Bonds	5.00%	12/01/2050	4,727	4,773,078
Centerra Metropolitan District No. 1; Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	7,375	8,067,203
Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2018, RB	5.25%	12/01/2048	5,550	5,928,912
Chambers Highpoint Metropolitan District No. 2;
Series 2021, GO Bonds	5.00%	12/01/2041	520	554,496
Series 2021, GO Bonds	5.00%	12/01/2051	835	876,199
Cielo Metropolitan District; Series 2021, GO Bonds	5.25%	12/01/2050	4,442	4,665,997
Citadel on Colfax Business Improvement District;
Series 2020 A, RB	5.35%	12/01/2050	2,900	3,145,013
Series 2020 B, RB	7.88%	12/15/2050	465	480,345
City & County of Denver CO Airport System Revenue; Series 2018 A, RB(c)(d)	5.00%	12/01/2029	24,580	30,554,781
City Center West Commercial Metropolitan District;
Series 2020 A, Ref. GO Bonds	7.00%	12/01/2049	4,000	4,377,800
Series 2020 B, GO Bonds	9.00%	12/15/2049	581	630,792
City Center West Residential Metropolitan District No. 2; Series 2019 B, GO Bonds	7.75%	12/15/2049	1,425	1,483,694
Clear Creek Station Metropolitan District No. 2; Series 2017 B, GO Bonds	7.38%	12/15/2047	500	520,186
Clear Creek Transit Metropolitan District No. 2;
Series 2021 A, GO Bonds	5.00%	12/01/2050	1,000	1,090,541
Series 2021 B, GO Bonds	7.90%	12/15/2050	1,160	1,169,329
Colliers Hill Metropolitan District No. 1;
Series 2019 B, Ref. GO Bonds	8.00%	12/15/2048	2,500	2,630,651
Series 2021 C, GO Bonds	7.25%	12/15/2049	2,350	2,356,506
Colorado (State of) Educational & Cultural Facilities Authority (Community Leadership Academy);
Series 2008, RB	6.25%	07/01/2028	1,360	1,365,031
Series 2008, RB	6.50%	07/01/2038	1,000	1,003,451
Series 2013, RB	7.45%	08/01/2048	2,245	2,434,118
Colorado (State of) Health Facilities Authority (Children’s Hospital); Series 2020, Ref. VRD RB (LOC - TD Bank N.A.)(k)(l)	0.01%	12/01/2052	2,800	2,800,000
Colorado (State of) Health Facilities Authority (Christian Living Communities); Series 2011, RB(a)(b)	6.38%	01/01/2022	1,615	1,622,949
Colorado (State of) Health Facilities Authority (Commonspirit Health);
Series 2019 A, Ref. RB	5.00%	08/01/2038	5,000	6,234,969
Series 2019 A-2, Ref. RB	4.00%	08/01/2049	11,800	13,453,782
Colorado (State of) Health Facilities Authority (Frasier Meadows Retirement Community); Series 2017 B, RB	5.00%	05/15/2048	1,500	1,598,327
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB(c)	5.00%	01/01/2044	21,000	22,852,034
Colorado (State of) Health Facilities Authority (Sunny Vista Living Center);
Series 2015 A, Ref. RB(i)	5.75%	12/01/2035	1,650	1,592,277
Series 2015 A, Ref. RB(i)	6.13%	12/01/2045	2,300	2,235,195
Series 2015 A, Ref. RB(i)	6.25%	12/01/2050	4,070	3,978,444
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, RB	5.20%	07/01/2022	100	100,080
Series 2007 A, RB	5.25%	07/01/2027	3,260	3,261,516
Series 2007 A, RB	5.30%	07/01/2037	3,985	3,943,186
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2020 A, Ref. RB	4.00%	07/15/2038	350	413,941
Series 2020 A, Ref. RB	4.00%	07/15/2039	800	1,044,389
Series 2020 A, Ref. RB	4.00%	07/15/2040	500	657,839
Colorado Crossing Metropolitan District No. 2;
Series 2020 A-1, Ref. GO Bonds	5.00%	12/01/2047	14,614	15,783,819
Series 2020 A-2, GO Bonds	5.00%	12/01/2050	13,000	13,994,890
Series 2020 B, GO Bonds(i)	7.50%	12/15/2050	3,495	3,560,536
Colorado International Center Metropolitan District No. 14; Series 2018, Ref. GO Bonds	5.88%	12/01/2046	13,500	14,533,536
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Colorado International Center Metropolitan District No. 4;
Series 2019 A, Ref. GO Bonds(g)	6.00%	12/01/2047	$ 30,920	$ 26,452,196
Series 2019 A-2, GO Bonds(g)	6.25%	12/01/2048	15,075	13,545,607
Series 2019 B-2, GO Bonds	8.75%	12/15/2048	1,997	2,105,521
Colorado International Center Metropolitan District No. 7; Series 2021, GO Bonds(g)	5.25%	12/01/2051	12,150	9,038,005
Conestoga Metropolitan District No. 2; Series 2021 A, GO Bonds	5.25%	12/01/2051	1,625	1,692,406
Copperleaf Metropolitan District No. 6;
Series 2018 A, GO Bonds	5.25%	12/01/2048	2,000	2,132,601
Subseries 2018 B, GO Bonds	7.50%	12/15/2048	820	860,882
Copperleaf Metropolitan District No. 9; Series 2021, GO Bonds	4.88%	12/01/2051	4,100	4,143,406
Cottonwood Highlands Metropolitan District No. 1; Series 2019 B, GO Bonds	8.75%	12/15/2049	2,095	2,219,593
Cottonwood Hollow Residential Metropolitan District; Series 2021, GO Bonds	5.00%	12/01/2051	14,074	14,095,633
Creekside Village Metropolitan District; Series 2019, GO Bonds	7.75%	12/15/2049	616	643,715
Crowfoot Valley Ranch Metropolitan District No. 2;
Series 2018 A, GO Bonds	5.63%	12/01/2038	3,555	3,841,197
Series 2018 A, GO Bonds	5.75%	12/01/2048	9,665	10,411,906
Series 2018 B, GO Bonds	8.00%	12/15/2048	1,630	1,706,789
Dacono Urban Renewal Authority; Series 2020, RB	6.25%	12/01/2039	3,010	3,219,873
Denver (City & County of), CO;
Series 2018 A, RB(c)(d)	5.00%	12/01/2036	25,865	31,679,452
Series 2018 A, Ref. RB(c)(d)	5.25%	12/01/2043	17,500	21,573,668
Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB(d)	5.00%	10/01/2032	43,840	46,366,052
Denver (City of), CO Convention Center Hotel Authority;
Series 2016, Ref. RB	5.00%	12/01/2032	1,000	1,162,477
Series 2016, Ref. RB	5.00%	12/01/2040	250	286,050
Denver Gateway Center Metropolitan District;
Series 2018 A, GO Bonds	5.63%	12/01/2048	2,130	2,283,953
Series 2018 B, GO Bonds	7.88%	12/15/2048	1,855	1,953,915
Denver International Business Center Metropolitan District No. 1; Series 2019 B, GO Bonds	6.00%	12/01/2048	2,300	2,490,437
Douglas (County of), CO Sierra Ridge Metropolitan District No. 2; Series 2016 B, GO Bonds	7.63%	12/15/2046	1,500	1,545,906
E-86 Metropolitan District; Series 2021 A, GO Bonds	5.13%	12/01/2051	3,045	3,143,804
Elbert & Highway 86 Commercial Metropolitan District;
Series 2021 A, Ref. GO Bonds(i)	5.00%	12/01/2051	2,000	2,162,043
Series 2021 B, GO Bonds(i)	8.00%	12/15/2051	1,905	1,916,137
Elevation Park Metropolitan District; Series 2021, GO Bonds	4.25%	12/01/2051	2,455	2,464,919
Erie Commons Metropolitan District No. 2; Series 2019 B, Ref. GO Bonds	6.95%	12/15/2054	3,100	3,256,617
Erie Highlands Metropolitan District No. 2; Series 2018 C, GO Bonds	8.00%	12/15/2052	3,600	3,545,613
Evan’s Place Metropolitan District;
Series 2020 MDD, GO Bonds	5.00%	12/01/2040	550	608,007
Series 2020 MDD, GO Bonds	5.00%	12/01/2050	1,585	1,737,109
Flying Horse Metropolitan District No. 3; Series 2019, Ref. GO Bonds(i)	6.00%	12/01/2049	2,970	3,153,838
Forest Trace Metropolitan District No. 3; Series 2020 B, GO Bonds	7.88%	12/15/2049	933	1,005,085
Fourth Street Crossing Business Improvement District; Series 2019 B, RB	8.00%	12/15/2049	700	727,075
Gardens at East Iliff Metropolitan District;
Series 2019 A, GO Bonds	5.00%	12/01/2049	2,060	2,215,918
Series 2019 A, GO Bonds	8.50%	12/15/2049	680	700,835
Gardens on Havana Metropolitan District No. 3 (The);
Series 2017 A, RB	5.13%	12/01/2037	1,070	1,123,483
Series 2017 A, RB	5.25%	12/01/2047	1,015	1,064,552
Series 2017 B, RB	7.75%	12/15/2047	1,000	1,042,110
Geos Neighborhood Metropolitan District; Series 2021, GO Bonds(g)	6.13%	12/01/2050	3,075	2,752,714
Grandby Ranch Metropolitan District; Series 2018, Ref. GO Bonds(i)	5.50%	12/01/2052	5,490	5,867,644
Green Valley Ranch East Metropolitan District No. 6; Series 2020 A, GO Bonds	5.88%	12/01/2050	3,550	3,918,355
Greenways Metropolitan District No. 1; Series 2021 A, GO Bonds	4.63%	12/01/2051	2,105	2,114,669
Hance Ranch Metropolitan District;
Series 2020, GO Bonds	5.00%	12/01/2040	565	612,111
Series 2020, GO Bonds	5.13%	12/01/2050	1,810	1,949,937
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Haskins Station Metropolitan District;
Series 2019 A, GO Bonds	5.00%	12/01/2039	$ 690	$ 747,073
Series 2019 A, GO Bonds	5.00%	12/01/2049	1,125	1,208,727
Series 2019 B, GO Bonds	8.75%	12/15/2049	1,328	1,378,980
Hess Ranch Metropolitan District No. 6;
Series 2020 A-1, GO Bonds	5.00%	12/01/2049	5,000	5,437,329
Series 2020 A-2, GO Bonds(g)	5.75%	12/01/2049	9,000	7,269,583
Series 2020 B, GO Bonds	8.00%	12/15/2049	4,683	4,918,526
Home Place Metropolitan District; Series 2020 B, GO Bonds	8.25%	12/15/2050	834	882,168
Homestead Hills Metropolitan District;
Series 2020 A, GO Bonds(i)	5.00%	12/01/2050	2,220	2,398,430
Series 2020 B, GO Bonds	8.00%	12/15/2050	722	744,075
Horizon Metropolitan District No. 2; Series 2021, GO Bonds(i)	4.50%	12/01/2051	2,005	2,032,090
Independence Metropolitan District No. 3;
Series 2019 A, GO Bonds	6.25%	12/01/2049	8,095	8,710,914
Series 2019 B, GO Bonds	9.00%	12/15/2049	4,230	4,445,816
Series 2021, GO Bonds	9.00%	12/15/2049	8,405	8,426,096
Independence Water & Sanitation District; Series 2019, RB	7.25%	12/01/2038	5,082	5,488,668
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	6,910	7,370,739
Johnston (Town of), CO Plaza Metropolitan District;
Series 2016 A, RB	5.25%	12/01/2036	4,000	4,126,528
Series 2016 A, RB	5.38%	12/01/2046	11,799	12,171,011
Johnstown Farms East Metropolitan District; Series 2021, GO Bonds	5.00%	12/01/2051	2,562	2,586,974
Johnstown Village Metropolitan District No. 2;
Series 2020 A, GO Bonds	5.00%	12/01/2050	2,000	2,167,810
Series 2020 B, GO Bonds(i)	7.75%	12/15/2050	711	736,662
Jones District Community Authority Board; Series 2020 A, RB(g)	5.75%	12/01/2050	6,815	6,084,059
Karl’s Farm Metropolitan District No. 2;
Series 2020 A, GO Bonds(i)	5.38%	12/01/2040	640	702,869
Series 2020 A, GO Bonds(i)	5.63%	12/01/2050	1,615	1,770,888
Kinston Metropolitan District No. 5;
Series 2020 A, GO Bonds	5.13%	12/01/2050	2,850	3,108,168
Series 2020 B, GO Bonds	7.50%	12/15/2052	3,800	3,982,067
Lake Bluff Metropolitan District No. 2; Series 2021, Ref. GO Bonds	5.25%	12/01/2051	11,406	11,516,061
Lakes at Centerra Metropolitan District No. 2;
Series 2018 A, GO Bonds	5.13%	12/01/2037	2,700	2,882,252
Series 2018 A, GO Bonds	5.25%	12/01/2047	4,970	5,289,586
Series 2018 B, GO Bonds	7.63%	12/15/2047	1,795	1,882,384
Lanterns Metropolitan District No. 2; Series 2021 A, GO Bonds	4.50%	12/01/2050	2,830	2,793,606
Lanterns Rock Creek Metropolitan District; Series 2020, GO Bonds	6.25%	08/01/2045	1,495	1,593,473
Leyden Rock Metropolitan District No. 10;
Series 2016 B, GO Bonds(a)(b)	7.25%	12/15/2021	500	516,268
Series 2017 C, Ref. GO Bonds(a)(b)	10.75%	12/15/2021	1,025	1,059,583
Loretto Heights Community Authority; Series 2021, RB	4.88%	12/01/2051	5,000	5,088,497
Lupton Village Residential Metropolitan District; Series 2021, GO Bonds	4.63%	12/01/2051	5,000	5,005,415
Mayberry Springs Community Authority; Series 2021 B, RB	8.00%	04/15/2051	3,351	3,341,094
Mayfield Metropolitan District;
Series 2020 A, GO Bonds	5.75%	12/01/2050	1,190	1,315,108
Series 2020 B, GO Bonds	8.25%	12/15/2050	622	662,668
Series 2020 C, GO Bonds	3.00%	12/15/2050	767	285,709
Meadowbrook Crossing Metropolitan District;
Series 2020 A, Ref. GO Bonds(i)	5.25%	12/01/2049	3,355	3,654,499
Series 2020 B, Ref. GO Bonds(i)	7.75%	12/15/2049	494	520,730
Meadowlark Metropolitan District;
Series 2020 A, GO Bonds	4.88%	12/01/2040	525	567,763
Series 2020 A, GO Bonds	5.13%	12/01/2050	755	820,415
Series 2020 B, GO Bonds	7.63%	12/15/2050	607	631,961
Mirabelle Metropolitan District No. 2; Series 2020 B, GO Bonds	7.38%	12/15/2049	1,473	1,520,748
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Montrose (County of), CO (The Homestead at Montrose, Inc.);
Series 2003 A, RB	6.75%	02/01/2022	$ 55	$ 55,010
Series 2003 A, RB	7.00%	02/01/2025	800	800,060
Series 2003 A, RB	7.00%	02/01/2038	6,200	6,199,797
Morgan Hill Metropolitan District No. 3; Series 2021 B, GO Bonds	6.38%	12/15/2051	1,460	1,483,451
Mountain Sky Metropolitan District; Series 2020 A, GO Bonds	5.00%	12/01/2049	980	1,056,972
Muegge Farms Metropolitan District No. 1; Series 2021, GO Bonds	5.00%	12/01/2051	3,300	3,307,122
Neu Towne Metropolitan District; Series 2018 B, Ref. GO Bonds	7.75%	12/15/2046	2,285	2,398,871
Nexus North at DIA Metropolitan District; Series 2021, GO Bonds	5.00%	12/01/2051	570	616,533
North Holly Metropolitan District;
Series 2018 A, GO Bonds	5.50%	12/01/2048	1,260	1,347,666
Series 2018 B, GO Bonds	7.88%	12/15/2048	1,015	1,067,680
Series 2018 C, GO Bonds	8.00%	12/15/2050	1,614	1,638,186
North Park Metropolitan District No. 1;
Seires 2018 A-2, RB	5.50%	12/01/2034	8,340	9,116,165
Seires 2018 A-2, RB	5.85%	12/01/2048	9,000	9,816,538
Series 2018 A-1, RB	5.38%	12/01/2034	5,650	6,162,069
Series 2018 A-1, RB	5.75%	12/01/2048	3,850	4,191,809
North Range Metropolitan District No. 2;
Series 2017 A, Ref. GO Bonds	5.63%	12/01/2037	3,270	3,453,863
Series 2017 A, Ref. GO Bonds	5.75%	12/01/2047	4,885	5,153,195
Series 2017 B, GO Bonds	7.75%	12/15/2047	2,830	2,955,171
North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.25%	12/01/2050	7,320	8,089,880
Painted Prairie Metropolitain District No. 2; Series 2018, GO Bonds	5.25%	12/01/2048	3,000	3,145,888
Palisade Metropolitan District No. 2; Series 2019, GO Bonds	7.25%	12/15/2049	3,712	3,865,317
Palisade Park North Metropolitan District No. 1; Series 2021 B, GO Bonds	5.25%	12/15/2051	2,912	2,916,721
Peak Metropolitan District No. 1;
Series 2021 A, GO Bonds(i)	5.00%	12/01/2051	2,320	2,530,718
Series 2021 B, GO Bonds(i)	7.63%	12/15/2051	1,652	1,674,180
Promontory Metropolitan District No. 3; Series 2020 A, GO Bonds	6.25%	12/01/2050	1,021	1,089,137
Pronghorn Valley Metropolitan District; Series 2021 B, GO Bonds	7.25%	12/15/2051	500	499,351
Pueblo Urban Renewal Authority (Evraz); Series 2021, RB(i)	4.75%	12/01/2045	5,130	5,820,323
Raindance Metropolitan District No. 2; Series 2019 B, GO Bonds	7.50%	12/15/2049	2,290	2,380,348
Reata Ridge Village Metropolitan District No. 2; Series 2019 B-3, GO Bonds	8.00%	12/15/2049	615	637,102
Remuda Ranch Metropolitan District; Series 2020 B, GO Bonds	7.63%	12/15/2050	574	587,995
Reunion Metropolitan District; Series 2021 A, RB	3.63%	12/01/2044	2,750	2,745,775
Riverdale Peaks II Metropolitan District; Series 2005, GO Bonds(m)	6.50%	12/01/2035	1,000	500,000
Riverview Metropolitan District; Series 2021, Ref. GO Bonds	5.00%	12/01/2051	575	615,730
RM Mead Metropolitan District;
Series 2020 A, GO Bonds	5.25%	12/01/2050	4,370	4,745,223
Series 2020 B, GO Bonds	8.00%	12/15/2050	610	629,546
Rock Canyon Metropolitan District;
Series 2020 A, GO Bonds	5.00%	12/01/2049	1,637	1,759,520
Series 2020 B, GO Bonds	8.75%	12/15/2049	398	415,005
Rocky Mountain Rail Park Metropolitan District;
Series 2021 A, GO Bonds(i)	5.00%	12/01/2041	5,645	5,966,458
Series 2021 A, GO Bonds(i)	5.00%	12/01/2051	7,110	7,421,127
Series 2021 B, GO Bonds(i)	8.25%	12/15/2051	7,200	7,264,769
Sabell Metropolitan District; Series 2020 A, GO Bonds(i)	5.00%	12/01/2050	1,055	1,146,325
Settler’s Crossing Metropolitan District No. 1;
Series 2020 A, GO Bonds(i)	5.00%	12/01/2040	1,000	1,092,442
Series 2020 A, GO Bonds(i)	5.13%	12/01/2050	1,630	1,778,484
Series 2020 B, GO Bonds	7.63%	12/15/2050	598	625,025
Series 2021 C, GO Bonds	7.63%	12/15/2052	4,560	4,588,165
Severance Shores Metropolitan District No. 4; Series 2020 B, GO Bonds	8.25%	12/15/2049	805	845,321
Silver Peaks Metropolitan District No. 3;
Series 2020 A, GO Bonds	5.00%	12/01/2050	580	626,754
Series 2020 B, GO Bonds	7.00%	12/15/2050	500	506,790
South Aurora Regional Improvement Authority; Series 2018, RB	6.25%	12/01/2057	2,815	2,997,812
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Spring Valley Metropolitan District No. 3;
Series 2020 A, GO Bonds	5.00%	12/01/2049	$ 1,360	$ 1,472,112
Series 2020 B, GO Bonds	8.50%	12/15/2049	729	758,465
St. Vrain Lakes Metropolitan District No. 2; Series 2017 B, GO Bonds	7.63%	12/15/2047	1,080	1,131,469
STC Metropolitan District No. 2; Series 2019 B, GO Bonds	8.00%	12/15/2049	3,954	4,140,428
Sterling Ranch Community Authority Board;
Series 2017 B, RB	7.50%	12/15/2047	6,500	6,756,713
Series 2020 B, RB	7.13%	12/15/2050	725	763,773
Tailholt Metropolitan District No. 3;
Series 2018 A, GO Bonds	6.00%	12/01/2048	7,545	8,036,503
Series 2018 B, GO Bonds	8.13%	12/15/2048	1,647	1,734,432
Talon Pointe Metropolitan District;
Series 2019 A, Ref. GO Bonds	5.25%	12/01/2039	3,260	3,610,055
Series 2019 A, Ref. GO Bonds	5.25%	12/01/2051	5,345	5,861,457
Series 2019 B, Ref. GO Bonds	8.00%	12/15/2051	2,595	2,701,039
Three Springs Metropolitan District No. 1; Series 2020 B, Ref. GO Bonds	7.13%	12/15/2050	1,695	1,727,216
Timberleaf Metropolitan District; Series 2020 B, GO Bonds	8.25%	12/15/2050	777	824,339
Trails at Crowfoot Metropolitan District No. 3;
Series 2019 A, GO Bonds	5.00%	12/01/2039	1,000	1,078,575
Series 2019, GO Bonds	9.00%	12/15/2049	3,140	3,273,248
Transport Metropolitan District No. 3;
Series 2021 A-1, GO Bonds	5.00%	12/01/2041	1,000	1,121,462
Series 2021 A-1, GO Bonds	5.00%	12/01/2051	4,960	5,505,698
Series 2021 A-2, GO Bonds(g)	5.50%	12/01/2051	3,000	2,709,702
Tuscan Foothills Village Metropolitan District; Series 2019 A, GO Bonds	6.25%	12/01/2049	1,240	1,333,244
University of Colorado; Series 2014 A, RB(a)(b)(c)	5.00%	06/01/2024	16,835	18,794,801
Velocity Metropolitan District No. 5; Series 2020 A-2, GO Bonds(g)	6.00%	12/01/2050	13,100	9,657,620
Villages at Castle Rock Metropolitan District No. 6; Series 2021 B, Ref. GO Bonds(i)	5.70%	12/01/2051	27,543	29,603,439
Villages at Johnstown Metropolitan District No. 3;
Series 2020 A, GO Bonds	5.00%	12/01/2050	1,020	1,102,336
Series 2020 B, GO Bonds	7.50%	12/15/2050	843	859,265
Vista Ridge Metropolitan District; Series 2006 B, Ref. GO Bonds(a)(b)	9.50%	12/01/2021	1,000	1,020,000
Wagons West Metropolitan District;
Series 2020 A, GO Bonds	5.00%	12/01/2049	1,685	1,816,255
Series 2020 B-3, GO Bonds	8.50%	12/15/2049	553	569,899
Waters’ Edge Metropolitan District No. 2; Series 2021, GO Bonds	5.00%	12/01/2051	4,445	4,471,131
Waterstone Metropolitan District No. 1; Series 2020 A, GO Bonds	6.00%	12/01/2049	15,680	17,431,660
Westerly Metropolitan District No. 4;
Series 2021 A, GO Bonds	5.00%	12/01/2050	1,000	1,088,740
Series 2021 A-2, GO Bonds(g)	5.20%	12/01/2050	1,000	851,548
Series 2021 B, GO Bonds	8.00%	12/15/2050	4,238	4,271,187
Wild Plum Metropolitan District;
Series 2019 A, GO Bonds	5.00%	12/01/2049	600	650,710
Series 2019 B, GO Bonds(i)	7.75%	12/15/2049	505	535,439
Willow Springs Metropolitan District; Series 2019 B, GO Bonds	7.75%	12/15/2049	650	676,721
Windler Public Improvement Authority;
Series 2021 A-1, RB	4.13%	12/01/2051	10,000	9,974,355
Series 2021 A-2, RB(g)	4.63%	12/01/2051	15,000	11,242,837
Winsome Metropolitan District No. 3; Series 2021 A, GO Bonds(i)	5.13%	12/01/2050	2,700	2,687,936
				1,074,507,626
Connecticut–0.20%
Connecticut (State of) (Social Bonds);
Series 2021 B, GO Bonds	3.00%	06/01/2038	1,850	2,048,646
Series 2021 B, GO Bonds	3.00%	06/01/2039	2,250	2,485,996
Series 2021 B, GO Bonds	5.00%	06/01/2041	250	326,213
Connecticut (State of) Health & Educational Facilities Authority (Nuvance Health);
Series 2019 A, Ref. RB	4.00%	07/01/2041	2,365	2,725,300
Series 2019 A, Ref. RB	4.00%	07/01/2049	3,000	3,400,455
Georgetown (City of), CT Special Taxing District; Series 2006 A, GO Bonds(e)(m)	5.13%	10/01/2036	7,935	952,200
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut–(continued)
Hamden (Town of), CT (Whitney Center); Series 2019, Ref. RB	5.00%	01/01/2050	$ 9,280	$ 9,972,476
				21,911,286
Delaware–0.15%
Delaware (State of) Economic Development Authority (Aspira of Delaware Charter Operations, Inc.); Series 2016 A, RB	5.00%	06/01/2051	2,200	2,405,131
Delaware (State of) Economic Development Authority (Newark Charter School); Series 2012, RB(a)(b)	5.00%	03/01/2022	1,350	1,365,717
Millsboro (Town of), DE (Plantation Lakes Special Development District);
Series 2018, Ref. RB(i)	5.13%	07/01/2038	8,000	8,932,234
Series 2018, Ref. RB(i)	5.25%	07/01/2048	4,100	4,541,210
				17,244,292
District of Columbia–1.10%
District of Columbia; Series 2014 C, GO Bonds(c)	5.00%	06/01/2038	21,000	23,250,190
District of Columbia (Ingleside at Rock Creek);
Series 2017 A, RB	5.00%	07/01/2032	500	540,364
Series 2017 A, RB	5.00%	07/01/2037	2,650	2,851,456
Series 2017 A, RB	5.00%	07/01/2052	10,485	11,184,172
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	7,750	7,982,051
District of Columbia Tobacco Settlement Financing Corp.;
Series 2006 A, RB(j)	0.00%	06/15/2046	100,920	22,296,609
Series 2006 C, RB(j)	0.00%	06/15/2055	60,320	6,193,121
District of Columbia Water & Sewer Authority; Series 2013 A, RB(a)(b)(c)	5.00%	10/01/2023	27,000	29,348,052
Metropolitan Washington Airports Authority; Series 2010, RB (INS - BAM)(h)(j)	0.00%	10/01/2037	16,935	9,961,983
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2019 B, Ref. RB	4.00%	10/01/2049	7,500	8,496,715
				122,104,713
Florida–5.51%
Alachua (County of), FL Health Facilities Authority (East Ridge Retirement Village, Inc.);
Series 2014, RB	5.00%	11/15/2024	2,320	2,277,557
Series 2014, RB	5.63%	11/15/2029	1,000	981,663
Series 2014, RB	6.00%	11/15/2029	4,000	3,926,584
Series 2014, RB	6.00%	11/15/2034	3,305	3,188,434
Series 2014, RB	6.25%	11/15/2044	22,145	21,462,885
Series 2014, RB	6.38%	11/15/2049	5,130	4,977,006
Alachua (County of), FL Health Facilities Authority (Oak Hammock at the University of Florida);
Series 2012 A, Ref. RB	8.00%	10/01/2032	1,000	1,082,202
Series 2012 A, Ref. RB	8.00%	10/01/2042	2,500	2,705,504
Series 2012 A, Ref. RB	8.00%	10/01/2046	2,000	2,164,403
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs);
Series 2011 A, RB (Acquired 10/24/2011-04/07/2020; Cost $3,469,070)(f)	8.00%	11/15/2031	3,640	3,641,749
Series 2011 A, RB (Acquired 10/24/2011-09/24/2020; Cost $15,096,819)(f)	8.13%	11/15/2041	15,205	15,207,609
Series 2011 A, RB (Acquired 10/24/2011-09/24/2020; Cost $18,862,301)(f)	8.13%	11/15/2046	19,100	19,102,802
Atlantic Beach (City of), FL (Fleet Landing);
Series 2018 A, RB	5.00%	11/15/2043	1,100	1,249,863
Series 2018 A, RB	5.00%	11/15/2048	5,000	5,662,702
Broward (County of), FL;
Series 2017, RB(c)(d)(n)	5.00%	10/01/2042	12,045	14,485,955
Series 2020-XL0136, Ctfs.(c)(d)	4.00%	10/01/2049	14,000	16,034,263
Buckeye Park Community Development District; Series 2008 A, RB(e)(m)	7.88%	05/01/2038	4,900	2,107,000
Cape Coral (City of), FL Health Facilities Authority (Gulf Care, Inc.);
Series 2015, Ref. RB(i)	5.88%	07/01/2040	1,165	1,242,359
Series 2015, Ref. RB(i)	6.00%	07/01/2045	6,000	6,398,459
Series 2015, Ref. RB(i)	6.00%	07/01/2050	5,360	5,706,754
Capital Trust Agency, Inc. (Franklin Academy);
Series 2020, RB(i)	5.00%	12/15/2050	1,955	2,100,586
Series 2020, RB(i)	5.00%	12/15/2055	2,845	3,050,551
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Capital Trust Agency, Inc. (H-Bay Ministries, Inc.- Superior Residences);
Series 2018 A-1, RB(e)	4.00%	07/01/2038	$ 2,750	$ 1,540,000
Series 2018 A-1, RB(e)	4.00%	07/01/2043	1,000	560,000
Series 2018 A-1, RB(e)	5.00%	07/01/2048	5,660	3,169,600
Series 2018 A-1, RB(e)	4.13%	07/01/2053	2,000	1,120,000
Series 2018 B, RB(e)	5.00%	07/01/2043	500	160,000
Series 2018 B, RB(e)	5.00%	07/01/2053	1,100	352,000
Capital Trust Agency, Inc. (Imagine School at North Manate); Series 2021, RB(i)	5.00%	06/01/2056	400	450,882
Capital Trust Agency, Inc. (Imagine School at North Manatee); Series 2021 C, RB(i)	5.00%	06/01/2056	520	561,180
Capital Trust Agency, Inc. (New Springs, Inc.); Series 2021, RB	4.75%	06/01/2056	2,825	2,835,862
Capital Trust Agency, Inc. (Sarasota-Manatee Jewish Housing Council, Inc.);
Series 2017, Ref. RB(i)	5.00%	07/01/2037	1,000	1,056,496
Series 2017, Ref. RB(i)	5.00%	07/01/2046	600	630,644
Capital Trust Agency, Inc. (Tallahassee Tapestry);
Series 2015, RB(e)(i)	6.75%	12/31/2049	5,405	1,729,600
Series 2015, RB(e)(i)	7.00%	12/31/2049	2,000	640,000
Series 2015, RB(e)(i)	7.13%	12/01/2050	1,000	320,000
Capital Trust Agency, Inc. (University Bridge LLC Student Housing);
Series 2018 A, RB(i)	4.00%	12/01/2028	4,110	4,481,177
Series 2018 A, RB(i)	5.25%	12/01/2043	15,850	18,334,760
Series 2018 A, RB(i)	5.25%	12/01/2058	15,600	17,832,294
Capital Trust Agency, Inc. (WFCS Portfolio); Series 2021 A, RB(i)	5.00%	01/01/2056	1,000	1,115,798
Charlotte (County of), FL Industrial Development Authority (Town & Country Utilities); Series 2019, RB(d)(i)	5.00%	10/01/2049	2,420	2,677,470
Collier (County of), FL Industrial Development Authority (The Arlington of Naples);
Series 2014 A, RB (Acquired 12/16/2013-09/18/2020; Cost $6,344,445)(e)(f)(i)	8.13%	05/15/2044	6,670	4,535,600
Series 2014 A, RB (Acquired 12/16/2013-12/19/2013; Cost $43,950,403)(e)(f)(i)	8.25%	05/15/2049	44,570	30,307,600
Series 2015 A, RB (Acquired 06/30/2015; Cost $345,000)(e)(f)(i)	5.50%	05/15/2025	345	234,600
Series 2015 A, RB (Acquired 06/30/2015; Cost $875,000)(e)(f)(i)	6.25%	05/15/2035	875	595,000
Series 2015 A, RB (Acquired 06/30/2015; Cost $3,000,000)(e)(f)(i)	6.50%	05/15/2049	3,000	2,040,000
East Homestead Community Development District; Series 2013, RB	5.63%	11/01/2043	2,000	2,088,317
Florida Development Finance Corp.; Series 2021, RB(i)	4.00%	07/01/2051	1,220	1,303,078
Florida Development Finance Corp. (Glenridge on Palmer Ranch); Series 2021, Ref. RB	5.00%	06/01/2051	2,500	2,850,173
Florida Development Finance Corp. (Global Outreach Charter Academy);
Series 2021 A, Ref. RB(i)	4.00%	06/30/2046	925	992,972
Series 2021 A, Ref. RB(i)	4.00%	06/30/2056	1,390	1,476,649
Florida Development Finance Corp. (Green Bonds); Series 2019 B, RB(d)(i)	7.38%	01/01/2049	32,000	34,905,530
Florida Development Finance Corp. (Palm Bay Academy, Inc.);
Series 2017, Ref. RB(i)(m)	0.00%	05/15/2037	970	10
Series 2017, Ref. RB(i)	6.38%	05/15/2037	2,705	2,381,997
Series 2017, Ref. RB(i)(m)	6.38%	05/15/2037	1,265	253,000
Florida Development Finance Corp. (Renaissance Charter School, Inc.);
Series 2012 A, RB(i)	6.00%	06/15/2032	4,250	4,332,802
Series 2012 A, RB(i)	6.13%	06/15/2043	4,250	4,323,689
Series 2015, RB(i)	6.13%	06/15/2046	14,035	15,883,762
Florida Development Finance Corp. (Sculptor Charter School);
Series 2008 A, RB	7.25%	10/01/2038	2,325	2,334,496
Series 2012, RB	7.00%	10/01/2026	60	60,223
Series 2012, RB	7.25%	10/01/2041	595	597,173
Florida Development Finance Corp. (Virgin Trains USA Passenger Rail);
Series 2019 A, Ref. RB(b)(d)(i)	6.25%	01/01/2024	14,410	14,694,419
Series 2019 A, Ref. RB(b)(d)(i)	6.38%	01/01/2026	43,480	44,474,592
Series 2019 A, Ref. RB(b)(d)(i)	6.50%	01/01/2029	6,310	6,445,001
Florida Development Finance Corp. (Waste Pro U.S.A., Inc.); Series 2021, RB(d)	3.00%	06/01/2032	500	523,870
Gramercy Farms Community Development District;
Series 2007 A-1, RB(e)	5.25%	05/01/2039	1,335	3,351
Series 2007 A-2, RB(e)	5.25%	05/01/2039	1,700	4,267
Series 2011, Ref. RB(m)	0.00%	05/01/2039	18,110	9,417,200
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Highlands (County of), FL Health Facilities Authority (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018-12/30/2020; Cost $12,288,556)(f)	6.25%	04/01/2049	$ 13,980	$ 6,878,024
Hillsborough (County of), FL Industrial Development Authority (Tampa General Hospital); Series 2020, RB	4.00%	08/01/2045	1,500	1,755,659
Kendall Breeze West Community Development District; Series 2004, RB	5.88%	05/01/2034	960	961,520
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.75%	08/15/2050	9,000	10,199,284
Series 2020 A, Ref. RB	5.75%	08/15/2055	6,000	6,766,193
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts);
Series 2018 A, RB(i)	5.50%	07/15/2048	2,250	2,461,574
Series 2018 A, RB(i)	5.75%	07/15/2053	2,030	2,265,948
Lee (County of), FL Industrial Development Authority (Cypress Cove Healthpark);
Series 2012, Ref. RB(a)(b)	5.25%	10/01/2022	4,500	4,685,031
Series 2012, Ref. RB(a)(b)	5.75%	10/01/2022	10,100	10,557,151
Series 2012, Ref. RB(a)(b)	6.50%	10/01/2022	10,000	10,507,875
Lee (County of), FL Industrial Development Authority (Lee County Community Charter Schools, LLC);
Series 2012, IDR	5.50%	06/15/2032	1,880	1,906,800
Series 2012, IDR	5.75%	06/15/2042	3,210	3,251,917
Miami-Dade (County of), FL;
Series 2009, RB(j)	0.00%	10/01/2035	12,000	8,687,506
Series 2009, RB(j)	0.00%	10/01/2042	42,215	24,539,892
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami); Series 2018 A, RB(c)	5.00%	04/01/2053	13,500	16,160,128
Miami-Dade (County of), FL Water & Sewer System;
Series 2019 XX1109, Revenue Ctfs.(c)(n)	4.00%	10/01/2049	17,500	20,248,919
Series 2021, RB	3.00%	10/01/2040	2,625	2,878,583
Series 2021, RB	3.00%	10/01/2043	5,065	5,504,658
Series 2021, RB	3.00%	10/01/2051	12,000	12,865,351
Orange (County of), FL Housing Finance Authority (Alhambra Trace Apartments); Series 1998 C, RB	7.00%	04/01/2028	1,010	1,011,887
Orange (County of), FL Housing Finance Authority (Governors Manor Apartments); Series 2001 F-4, RB	7.25%	10/01/2031	3,320	3,328,654
Orange (County of), FL Housing Finance Authority (Lake Davis Apartments); Series 2001 F-1, RB	7.25%	10/01/2031	690	691,799
Orange (County of), FL Housing Finance Authority (Lake Jennie Phase I); Series 2001 F-2, RB	7.25%	10/01/2031	180	180,469
Orange (County of), FL Housing Finance Authority (Lake Jennie Phase II); Series 2001 F-3, RB	7.25%	10/01/2031	690	691,799
Orange (County of), FL Housing Finance Authority (Mellonville Trace Apartments); Series 2001 F-5, RB	7.25%	10/01/2031	265	265,691
Orlando (City of), FL; Series 2014 A, RB(a)(b)(c)	5.00%	11/01/2039	20,305	22,593,757
Osceola (County of), FL; Series 2020 A-1, Ref. RB	4.00%	10/01/2054	4,100	4,694,841
Palm Beach (County of), FL Health Facilities Authority (Sinai Residences of Boca Raton); Series 2014 A, RB	7.50%	06/01/2049	2,750	2,875,660
Polk (County of), FL Industrial Development Authority (Carpenter’s Home Estates); Series 2019, Ref. IDR	5.00%	01/01/2049	4,690	5,163,131
Polk (County of), FL Industrial Development Authority (Mineral Development LLC); Series 2020, RB(d)(i)	5.88%	01/01/2033	7,000	8,779,780
Reunion East Community Development District;
Series 2002 A-2, RB(e)(m)	7.38%	05/01/2033	145	1
Series 2005, RB(e)(m)	5.80%	05/01/2036	1,716	17
Sterling Hill Community Development District; Series 2003 A, RB(m)(o)	6.20%	05/01/2035	1,375	824,806
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	4,000	4,510,835
Tampa Bay Water; Series 2001 A, RB (INS - NATL)(c)(h)	6.00%	10/01/2029	13,440	18,341,753
Treeline Preserve Community Development District; Series 2007 A, RB(e)(m)	6.80%	05/01/2039	4,895	2,447,500
				614,868,417
Georgia–0.78%
Atlanta (City of), GA; Series 2015, RB(c)	5.00%	11/01/2040	37,555	43,065,881
Fulton (County of), GA Residential Care Facilities for the Elderly Authority (Canterbury Court);
Series 2019 A, Ref. RB(i)	5.00%	04/01/2047	2,740	3,047,431
Series 2019 A, Ref. RB(i)	5.00%	04/01/2054	1,660	1,841,197
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
George L Smith II Congress Center Authority (Convention Center Hotel);
Series 2021, RB(i)	5.00%	01/01/2036	$ 2,000	$ 2,390,931
Series 2021, RB(i)	5.00%	01/01/2054	6,000	6,992,680
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4); Series 2019 A, RB	5.00%	01/01/2049	15,000	18,239,274
Marietta (City of), GA Developing Authority (Life University, Inc.);
Series 2017 A, Ref. RB(i)	5.00%	11/01/2037	6,000	6,718,158
Series 2017 A, Ref. RB(i)	5.00%	11/01/2047	4,480	4,939,147
				87,234,699
Idaho–0.32%
Gooding Industrial Development Corp. (Intrepid Technology & Resources); Series 2006, RB (Acquired 11/03/2006; Cost $7,640,000)(d)(e)(f)(m)	7.50%	11/01/2024	7,640	0
Idaho (State of) Health Facilities Authority (Terraces of Boise);
Series 2014, RB	3.80%	10/01/2031	550	555,133
Series 2014, RB	4.00%	10/01/2033	100	101,053
Series 2014, RB	4.50%	10/01/2050	17,030	17,204,943
Series 2014, RB	4.55%	10/01/2056	12,000	12,122,803
Series 2021, Ref. RB	8.00%	10/01/2028	3,450	3,464,160
Idaho (State of) Housing & Finance Association (North Star Charter School); Series 2014 B, Ref. RB(i)(j)	0.00%	07/01/2049	9,112	2,411,500
				35,859,592
Illinois–9.39%
Bartlett (Village of), IL (Quarry Redevelopment); Series 2007, Ref. RB	5.60%	01/01/2023	1,925	1,929,262
Bolingbrook (Village of), IL;
Series 2005, RB	6.25%	01/01/2024	2,674	2,645,672
Series 2005, RB	6.00%	01/01/2026	4,500	4,418,546
Bolingbrook (Village of), IL Special Service Area No. 2005-1; Series 2019, Ref. RB	5.25%	03/01/2041	4,000	4,253,268
Burbank (City of), IL (Intercultural Montessori Language School); Series 2015, RB(i)	6.25%	09/01/2045	4,000	4,362,350
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2034	3,145	3,619,471
Series 2003 B, Ref. GO Bonds	5.50%	01/01/2032	2,150	2,476,508
Series 2003 B, Ref. GO Bonds	5.50%	01/01/2033	3,000	3,452,596
Series 2003 B, Ref. GO Bonds	5.50%	01/01/2034	2,160	2,484,789
Series 2005 D, Ref. GO Bonds	5.50%	01/01/2037	6,075	6,973,297
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2035	2,500	2,874,665
Series 2007 F, Ref. GO Bonds	5.50%	01/01/2035	10,640	12,234,576
Series 2007 G, Ref. GO Bonds	5.50%	01/01/2035	375	431,200
Series 2007 G, Ref. GO Bonds	5.50%	01/01/2042	400	457,948
Series 2011, COP	7.13%	05/01/2025	6,490	6,491,648
Series 2011, COP	7.13%	05/01/2025	6,839	6,840,553
Series 2012 A, GO Bonds	5.00%	01/01/2033	3,500	3,510,872
Series 2014 A, Ref. GO Bonds	5.25%	01/01/2033	3,250	3,608,648
Series 2014, RB(c)	5.00%	01/01/2044	16,755	18,188,988
Series 2015 A, GO Bonds	5.50%	01/01/2034	4,440	5,111,127
Series 2015 A, GO Bonds	5.50%	01/01/2035	2,000	2,300,791
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	64,150	79,567,195
Chicago (City of), IL (Diversey/Narragansett); Series 2006, COP(m)	7.46%	02/15/2026	2,034	1,579,402
Chicago (City of), IL (Lakeshore East); Series 2003, RB	6.63%	12/01/2022	513	514,766
Chicago (City of), IL (O’Hare International Airport);
Series 2017 D, RB(c)(d)	5.00%	01/01/2047	27,500	32,395,275
Series 2017 D, RB(c)(d)	5.00%	01/01/2052	9,960	11,737,572
Series 2018 A, Ref. RB(d)	5.00%	01/01/2053	5,000	5,977,275
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of), IL Board of Education;
Series 2011 A, GO Bonds	5.50%	12/01/2039	$ 13,000	$ 13,047,598
Series 2011 A, GO Bonds	5.00%	12/01/2041	3,315	3,325,657
Series 2012 A, GO Bonds	5.00%	12/01/2042	12,280	12,731,214
Series 2015 C, GO Bonds	5.25%	12/01/2039	23,310	25,762,023
Series 2017 H, GO Bonds	5.00%	12/01/2046	3,000	3,519,974
Series 2018 D, GO Bonds	5.00%	12/01/2046	4,000	4,783,984
Series 2018 D, GO Bonds	5.00%	12/01/2046	19,170	20,552,088
Chicago (City of), IL Metropolitan Water Reclamation District; Series 2016 C, GO Bonds(c)(n)	5.00%	12/01/2045	19,750	23,256,561
Chicago (City of), IL Transit Authority; Series 2014, RB(c)	5.25%	12/01/2049	27,000	30,544,247
County of Cook IL Sales Tax Revenue; Series 2018, RB(c)	5.25%	11/15/2036	7,750	9,637,559
East Dundee (Village of), IL (Route 25 South Redevelopment); Series 2012, RB	5.63%	12/01/2031	1,530	1,531,176
Evanston (City of), IL (Roycemore School); Series 2021, RB(i)	4.63%	04/01/2051	1,250	1,272,489
Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Subseries 2014 A, RB	5.38%	03/01/2034	1,379	1,379,829
Gilberts Special Service Area No. 25 (The Conservancy); Series 2018 A, RB(g)	6.00%	03/01/2048	13,121	13,711,394
Illinois (State of);
Series 2013, GO Bonds	5.50%	07/01/2027	5,105	5,512,241
Series 2013, GO Bonds	5.25%	07/01/2030	4,965	5,337,441
Series 2013, GO Bonds	5.50%	07/01/2033	1,520	1,636,228
Series 2013, GO Bonds	5.50%	07/01/2038	9,000	9,680,766
Series 2016, GO Bonds	5.00%	11/01/2028	10,700	12,668,178
Series 2016, GO Bonds	4.00%	06/01/2033	3,150	3,475,960
Series 2016, Ref. GO Bonds	5.00%	02/01/2025	4,775	5,413,595
Series 2016, Ref. GO Bonds	5.00%	02/01/2026	4,775	5,569,658
Series 2016, Ref. GO Bonds	5.00%	02/01/2027	12,145	14,501,091
Series 2017 A, GO Bonds	5.00%	12/01/2034	5,125	6,101,179
Series 2017 C, GO Bonds	5.00%	11/01/2029	10,350	12,438,106
Series 2017 D, GO Bonds	5.00%	11/01/2025	21,000	24,338,891
Series 2017 D, GO Bonds	5.00%	11/01/2026	7,500	8,903,260
Series 2017 D, GO Bonds	5.00%	11/01/2027	13,000	15,731,772
Series 2018 A, GO Bonds	6.00%	05/01/2028	6,985	8,969,093
Series 2020, GO Bonds	5.75%	05/01/2045	8,750	11,209,522
Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(d)	8.00%	06/01/2032	4,020	4,025,597
Illinois (State of) Finance Authority (Intrinsic Schools - Belmont School); Series 2015, RB(i)	6.00%	12/01/2045	3,715	4,205,182
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/01/2035	3,000	3,380,951
Series 2019 A, Ref. RB	5.00%	11/01/2040	6,660	7,440,066
Series 2019 A, Ref. RB	5.00%	11/01/2049	34,075	37,585,539
Illinois (State of) Finance Authority (Montgomery Place);
Series 2017, Ref. RB (Acquired 04/12/2017; Cost $6,795,000)(f)	5.25%	05/15/2037	6,795	7,310,642
Series 2017, Ref. RB (Acquired 04/12/2017-09/08/2020; Cost $12,529,101)(f)	5.25%	05/15/2048	12,770	13,544,821
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	62,915	63,041,829
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB(a)(b)	7.00%	08/15/2023	12,210	13,479,262
Illinois (State of) Finance Authority (Plymouth Place);
Series 2015, Ref. RB(a)(b)	5.25%	05/15/2025	4,810	5,569,480
Series 2015, Ref. RB(a)(b)	5.25%	05/15/2025	1,850	2,142,108
Illinois (State of) Finance Authority (Rogers Park Montessori School);
Series 2014, Ref. RB	6.00%	02/01/2034	750	800,834
Series 2014, Ref. RB	6.13%	02/01/2045	1,500	1,592,888
Illinois (State of) Finance Authority (Roosevelt University);
Series 2007, RB	5.50%	04/01/2037	9,170	9,187,460
Series 2018 B, Ref. RB(i)	6.13%	04/01/2058	6,000	7,129,509
Series 2019 A, RB(i)	6.13%	04/01/2049	5,000	5,958,245
Series 2019 A, RB(i)	6.13%	04/01/2058	15,350	18,239,661
Illinois (State of) Finance Authority (Rush University Medical Center);
Series 2015 A, Ref. RB	5.00%	11/15/2038	2,500	2,838,021
Series 2015 B, Ref. RB	5.00%	11/15/2039	3,700	4,197,572
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (Social Bonds);
Series 2021, Ref. RB	4.00%	11/01/2041	$ 725	$ 847,153
Series 2021, Ref. RB	4.00%	11/01/2056	350	398,380
Illinois (State of) Finance Authority (Three Crowns Park);
Series 2017, Ref. RB	5.00%	02/15/2032	985	1,068,974
Series 2017, Ref. RB	5.25%	02/15/2037	2,365	2,571,165
Series 2017, Ref. RB	5.25%	02/15/2047	7,500	8,109,649
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB(a)(b)	5.25%	04/01/2023	27,000	28,788,699
Illinois (State of) Finance Authority (Villa St. Benedict);
Series 2015, Ref. RB	6.13%	11/15/2035	8,820	9,969,972
Series 2015, Ref. RB	6.38%	11/15/2043	10,700	12,079,007
Illinois (State of) Housing Development Authority (Stonebridge of Gurnee); Series 2016 A, RB(i)	5.45%	01/01/2046	5,000	4,803,029
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002 A, RB (INS - NATL)(h)(j)	0.00%	06/15/2034	5,000	3,804,552
Series 2002 A, RB (INS - NATL)(h)(j)	0.00%	12/15/2038	29,950	19,525,867
Series 2002 A, RB (INS - NATL)(h)(j)	0.00%	12/15/2040	25,000	15,183,320
Series 2012 A, RB(a)	5.00%	06/15/2042	2,000	2,050,582
Series 2012 B, RB(j)	0.00%	12/15/2051	13,165	5,314,600
Series 2012, RB(j)	0.00%	12/15/2050	35,755	14,974,687
Series 2015 A, RB	5.00%	06/15/2053	4,000	4,503,368
Series 2015, RB(j)	0.00%	12/15/2052	31,000	12,105,085
Series 2017 B, Ref. RB(g)	4.95%	12/15/2047	3,000	2,578,955
Series 2017 B, Ref. RB(j)	0.00%	12/15/2054	20,000	7,302,854
Series 2017, RB	5.00%	06/15/2057	10,000	11,673,662
Series 2020, Ref. RB	5.00%	12/15/2045	680	822,273
Series 2020, Ref. RB	5.00%	06/15/2050	13,700	16,490,774
Malta (Village of), IL (Prairie Springs); Series 2006, RB(m)(o)	5.75%	12/30/2025	1,800	630,000
Matteson (Village of), IL; Series 2015, RB	6.50%	12/01/2035	1,220	1,363,129
Metropolitan Water Reclamation District of Greater Chicago; Series 2015 A, GO Bonds(a)(b)(c)	5.00%	12/01/2024	31,000	35,236,107
Morton Grove (Village of), IL (Sawmill Station Redevelopment); Series 2019, RB	5.00%	01/01/2039	2,000	2,078,166
Plano (City of), IL Special Service Area No. 10 (Lakewood Springs Club); Series 2007, RB(e)(m)	5.80%	03/01/2037	5,615	617,650
Sales Tax Securitization Corp.; Series 2018 C, Ref. RB	5.25%	01/01/2048	15,000	18,602,404
Southwestern Illinois Development Authority (US Steel Corp.); Series 2012, RB(d)	5.75%	08/01/2042	1,945	1,989,121
St. Charles (City of), IL Special Service Area No. 21; Series 1998, RB	6.63%	03/01/2028	735	735,949
State of Illinois; Series 2017 D, GO Bonds(c)(n)	5.00%	11/01/2023	33,000	35,824,908
Villa Park (Village of), IL (Garden Station Redevelopment); Series 2021, RB	0.00%	12/31/2038	1,915	1,647,638
Volo (Village of), IL Special Service Area No. 17; Series 2017, Ref. RB	5.50%	03/01/2047	1,210	1,263,214
Yorkville (United City of), IL Special Service Area No. 2006-113 (Cannonball/Beecher Road); Series 2007, RB	5.75%	03/01/2028	2,975	2,979,968
				1,046,585,562
Indiana–0.63%
Indiana (State of) Finance Authority (Good Samaritan Hospital); Series 2016 A, RB	5.50%	04/01/2046	5,785	6,588,127
Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2015 A, Ref. RB(c)	5.00%	12/01/2040	15,750	17,961,758
Indiana (State of) Finance Authority (Irvington Community School);
Series 2018 A, Ref. RB(i)	5.90%	07/01/2038	1,000	1,087,802
Series 2018 A, Ref. RB(i)	6.00%	07/01/2048	2,750	2,983,919
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.); Series 2012 A, RB	5.00%	06/01/2039	7,145	7,261,464
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group); Series 2008 I, Ref. VRD RB (LOC - Barclays Bank PLC)(k)(l)	0.02%	11/01/2037	1,870	1,870,000
Indiana (State of) Finance Authority (United States Steel Corp.); Series 2021 A, Ref. RB	4.13%	12/01/2026	3,000	3,304,740
Indianapolis (City of), IN (Ritter Affordable Assisted Living); Series 2014, RB (Acquired 04/25/2014; Cost $5,320,000)(f)	6.90%	12/01/2033	5,320	5,205,691
Valparaiso (City of), IN (Pratt Paper, LLC);
Series 2013, RB(d)	6.75%	01/01/2034	10,785	11,961,571
Series 2013, RB(d)	7.00%	01/01/2044	11,000	12,292,415
				70,517,487
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–1.67%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, RB	5.25%	12/01/2025	$ 47,390	$ 51,068,682
Series 2013, Ref. RB(b)	5.25%	12/01/2037	14,010	15,225,666
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2016, RB	5.00%	05/15/2047	4,500	4,978,565
Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	4.00%	06/01/2039	1,000	1,196,086
Series 2021 A-2, Ref. RB	4.00%	06/01/2040	1,000	1,193,192
Series 2021 A-2, Ref. RB	4.00%	06/01/2049	12,500	14,488,590
Series 2021 B-1, Ref. RB	0.38%	06/01/2030	1,070	1,070,505
Series 2021 B-1, Ref. RB	4.00%	06/01/2049	30,600	35,353,416
Series 2021 B-2, Ref. RB(j)	0.00%	06/01/2065	330,500	61,788,033
				186,362,735
Kansas–0.35%
Olathe (City of), KS (West Village Center);
Series 2007, RB	5.45%	09/01/2022	780	779,056
Series 2007, RB	5.50%	09/01/2026	2,835	2,791,053
Roeland Park (City of), KS (TDD No. 1);
Series 2005, RB(m)(o)	5.75%	12/01/2025	379	253,827
Series 2006 A, RB(m)(o)	5.88%	12/01/2025	711	476,352
Roeland Park (City of), KS (TDD No. 2); Series 2006 B, RB(m)(o)	5.88%	12/01/2025	854	589,408
Wichita (City of), KS (Larksfield Place);
Series 2013 III, Ref. RB(a)(b)	7.13%	12/15/2023	1,000	1,133,637
Series 2013 III, Ref. RB(a)(b)	7.38%	12/15/2023	5,000	5,693,468
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2013 IV-A, RB	6.38%	05/15/2043	5,000	5,238,047
Series 2013 IV-A, RB	6.50%	05/15/2048	11,000	11,528,668
Series 2014 IV-A, RB	5.63%	05/15/2044	1,850	1,949,172
Series 2014 IV-A, RB	5.63%	05/15/2049	2,750	2,892,775
Series 2019, Ref. RB	5.00%	05/15/2050	3,265	3,526,549
Wyandotte (County of), KS Unified Government (Legends Apartments Garage & West Lawn); Series 2018, RB	4.50%	06/01/2040	1,915	2,012,859
				38,864,871
Kentucky–0.70%
Christian (County of), KY (Jennie Stuart Medical Center, Inc.);
Series 2016, Ref. RB	5.38%	02/01/2036	11,895	13,597,274
Series 2016, Ref. RB	5.50%	02/01/2044	10,670	12,175,111
Kentucky (Commonwealth of) Economic Development Finance Authority (Baptist Healthcare System); Series 2017 B, RB	5.00%	08/15/2046	7,855	9,353,747
Kentucky (Commonwealth of) Economic Development Finance Authority (Masonic Homes of Kentucky, Inc.); Series 2012, Ref. RB	5.38%	11/15/2032	1,600	1,619,882
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2041	4,000	4,690,494
Kentucky (Commonwealth of) Economic Development Finance Authority (Rosedale Green);
Series 2015, Ref. RB	5.50%	11/15/2035	1,200	1,236,850
Series 2015, Ref. RB	5.75%	11/15/2045	2,350	2,411,594
Series 2015, Ref. RB	5.75%	11/15/2050	4,650	4,763,512
Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing);
Series 2013 C, RB(g)	6.60%	07/01/2039	9,000	11,274,934
Series 2013 C, RB(g)	6.75%	07/01/2043	5,000	6,249,421
Series 2013 C, RB(g)	6.88%	07/01/2046	7,000	8,767,405
Kentucky (State of) Economic Development Finance Authority (Christian Care Communities);
Series 2021, Ref. RB	5.00%	07/01/2050	1,000	1,078,080
Series 2021, Ref. RB	5.13%	07/01/2055	1,000	1,083,609
				78,301,913
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–0.63%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority;
Series 2015 A, Ref. RB	6.00%	11/15/2030	$ 2,250	$ 2,491,831
Series 2015 A, Ref. RB	6.00%	11/15/2035	4,135	4,515,037
Series 2015 A, Ref. RB	6.25%	11/15/2045	8,985	9,765,064
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Assumption Parish Gomesa); Series 2021, RB(i)	3.88%	11/01/2045	5,875	6,001,620
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Cameron Parish, Louisiana Gomesa) (Green Bonds); Series 2018, RB(i)	5.65%	11/01/2037	4,070	4,862,178
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Lafourche Parish Gomesa); Series 2019, RB(i)	3.95%	11/01/2043	4,475	4,841,253
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Livingston Parish Gomesha) (Green Bonds); Series 2018, RB(i)	5.38%	11/01/2038	625	734,091
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. Mary Parish Gomesa); Series 2019, RB(i)	4.40%	11/01/2044	3,775	4,159,679
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Terrebonne Parish Gomesa Project); Series 2018 A, RB(i)	5.50%	11/01/2039	2,465	2,820,299
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Vermilion (Parish of), LA Gomesa) (Green Bonds); Series 2019, RB(i)	4.63%	11/01/2038	1,960	2,209,642
Louisiana (State of) Public Facilities Authority (Encore Academy); Series 2021, RB(i)	5.00%	06/01/2051	3,055	3,259,583
New Orleans (City of), LA Aviation Board (North Terminal); Series 2017 B, RB(c)(d)(n)	5.00%	01/01/2048	17,750	20,946,571
St. James (Parish of), LA (Nustar Logistics, L.P.); Series 2010, RB(i)	6.35%	07/01/2040	3,000	3,968,305
				70,575,153
Maine–0.25%
Maine (State of) Health & Higher Educational Facilities Authority (Eastern Maine Healthcare System);
Series 2016 A, RB	5.00%	07/01/2041	5,000	5,765,188
Series 2016 A, RB	5.00%	07/01/2046	3,705	4,247,445
Maine (State of) Health & Higher Educational Facilities Authority (Eastern Maine Medical Center Obligated Group); Series 2013, RB(a)(b)	5.00%	07/01/2023	16,300	17,511,509
				27,524,142
Maryland–0.27%
Anne Arundel (County of), MD (The Villages at Two Rivers); Series 2014, RB	5.25%	07/01/2044	2,145	2,279,304
Baltimore (City of), MD (Convention Center Hotel); Series 2017, Ref. RB	5.00%	09/01/2032	3,135	3,371,508
Howard (County of), MD (Annapolis Junction Town Center);
Series 2014, RB	5.80%	02/15/2034	720	756,804
Series 2014, RB	6.10%	02/15/2044	1,420	1,492,595
Howard (County of), MD (Vantage House Facility); Series 2016, Ref. RB	5.00%	04/01/2046	2,710	2,838,793
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare); Series 2011 A, RB(a)(b)	6.13%	01/03/2022	1,500	1,507,437
Maryland (State of) Health & Higher Educational Facilities Authority (Frederick Health System); Series 2020, Ref. RB	4.00%	07/01/2045	1,000	1,165,634
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC - TD Bank N.A.)(k)(l)	0.02%	07/01/2041	1,050	1,050,000
Maryland Economic Development Corp.; Series 2020, RB	4.00%	09/01/2050	4,000	4,529,128
Prince George’s (County of), MD (Westphalia Town Center);
Series 2018, RB(i)	5.13%	07/01/2039	1,300	1,465,481
Series 2018, RB(i)	5.25%	07/01/2048	2,100	2,364,587
Rockville (City of), MD (Ingleside at King Farm);
Series 2017 A-1, Ref. RB	5.00%	11/01/2037	1,250	1,357,292
Series 2017 B, RB	5.00%	11/01/2042	4,600	4,971,816
Series 2017 B, RB	5.00%	11/01/2047	500	538,803
				29,689,182
Massachusetts–0.92%
Collegiate Charter School of Lowell;
Series 2019, RB	5.00%	06/15/2049	1,750	1,880,469
Series 2019, RB	5.00%	06/15/2054	1,620	1,737,947
Massachusetts (Commonwealth of); Series 2004 A, Ref. GO Bonds (INS - AMBAC)(c)(h)	5.50%	08/01/2030	32,040	42,976,447
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–(continued)
Massachusetts (Commonwealth of) Development Finance Agency (Lawrence General Hospital); Series 2017, Ref. RB	5.00%	07/01/2047	$ 2,700	$ 2,608,717
Massachusetts (Commonwealth of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB(c)	5.50%	07/01/2032	5,015	7,150,278
Massachusetts (Commonwealth of) Development Finance Agency (Milford Regional Medical Center); Series 2020, Ref. RB(i)	5.00%	07/15/2046	500	609,077
University of Massachusetts Building Authority; Series 2017-1, RB(c)	5.25%	11/01/2047	36,580	45,720,329
				102,683,264
Michigan–0.89%
Advanced Technology Academy; Series 2019, Ref. RB	5.00%	11/01/2044	900	1,000,002
Charyl Stockwell Academy;
Series 2015, Ref. RB	5.50%	10/01/2035	2,740	2,858,496
Series 2015, Ref. RB	5.75%	10/01/2045	3,500	3,645,981
Detroit (City of), MI Water and Sewerage Department; Series 2012 A, Ref. RB(a)(b)	5.00%	07/01/2022	12,725	13,084,760
Grand Blanc Academy; Series 2000, COP	7.75%	02/01/2030	1,590	1,537,108
Kalamazoo Economic Development Corp. (Friendship Village of Kalamazoo);
Series 2021, Ref. RB(i)	5.00%	08/15/2041	1,235	1,373,337
Series 2021, Ref. RB(i)	5.00%	08/15/2051	1,510	1,661,889
Kentwood Economic Development Corp. (Holland Home Obligated Group);
Series 2012, Ref. RB(a)	5.63%	11/15/2032	3,500	3,584,382
Series 2012, Ref. RB(a)	5.63%	11/15/2041	4,160	4,260,293
Michigan (State of) Finance Authority;
Series 2020 B-2, Ref. RB(j)	0.00%	06/01/2065	85,000	11,546,740
Series 2021, Ref. RB	4.00%	09/01/2046	1,750	2,027,190
Series 2021, Ref. RB	3.00%	09/01/2050	785	819,443
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 D-4, Ref. RB	5.00%	07/01/2031	7,000	7,792,607
Series 2014 D-4, Ref. RB	5.00%	07/01/2032	4,000	4,450,733
Series 2014 D-4, Ref. RB	5.00%	07/01/2034	8,700	9,668,475
Michigan (State of) Strategic Fund (Canterbury Health Care, Inc.);
Series 2016, RB(i)	5.00%	07/01/2036	1,970	1,829,056
Series 2016, RB(i)	5.00%	07/01/2046	2,000	1,721,588
Series 2016, RB(i)	5.00%	07/01/2051	3,080	2,599,893
Michigan (State of) Strategic Fund (Evangelical Homes); Series 2013, Ref. RB	5.50%	06/01/2047	6,350	6,418,639
Saline Economic Development Corp. (Evangelical Homes of Michigan); Series 2013, Ref. RB	5.50%	06/01/2047	6,735	6,807,801
Waterford Township Economic Development Corp. (Canterbury Health Care, Inc.);
Series 2016 A, Ref. RB(i)	5.00%	07/01/2036	4,550	4,224,470
Series 2016 A, Ref. RB(i)	5.00%	07/01/2046	4,895	4,213,586
Series 2016 A, Ref. RB(i)	5.00%	07/01/2051	2,795	2,359,318
				99,485,787
Minnesota–1.08%
Anoka (City of), MN (The Homestead at Anoka, Inc.); Series 2017, Ref. RB	5.50%	11/01/2046	3,700	4,051,346
Bethel (City of), MN (Spectrum High School); Series 2017 A, Ref. RB	4.00%	07/01/2037	375	403,291
Brooklyn Park (City of), MN (Athlos Leadership Academy);
Series 2015, RB	5.50%	07/01/2035	840	904,257
Series 2015, RB	5.50%	07/01/2040	2,250	2,404,825
Series 2015, RB	5.75%	07/01/2046	2,800	2,998,508
Carlton (City of), MN (Inter-Faith Care Center); Series 2006, Ref. RB	5.70%	04/01/2036	2,000	1,999,864
Dakota (County of), MN Community Development Agency (Quill); Series 2021, RB(i)	3.55%	04/01/2039	5,000	4,961,422
Deephaven (City of), MN (Seven Hills Preparatory Academy); Series 2017, RB	5.00%	10/01/2049	1,200	1,241,171
Minneapolis (City of), MN (Riverton Community Housing);
Series 2014, Ref. RB	5.50%	08/01/2049	6,500	6,947,218
Series 2018, RB(i)	4.75%	08/01/2043	600	636,158
Rochester (City of), MN (Homestead at Rochester, Inc.); Series 2013 A, RB	6.88%	12/01/2048	6,000	6,380,189
Sartell (City of), MN (Country Manor Campus LLC); Series 2013, RB	5.38%	09/01/2043	5,000	5,108,642
St. Louis Park (City of), MN (Place Via Sol Project); Series 2018, RB (Acquired 12/26/2018; Cost $26,750,000)(b)(e)(f)(i)	6.00%	07/01/2027	26,750	25,412,500
St. Paul (City of), MN (Presbyterian Homes Bloomington); Series 2017, Ref. RB	5.00%	09/01/2042	500	531,052
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
St. Paul (City of), MN Housing & Redevelopment Authority (Emerald Gardens); Series 2010, Ref. RB	6.50%	03/01/2029	$ 810	$ 811,696
St. Paul (City of), MN Housing & Redevelopment Authority (High School for Recording Arts);
Series 2015, RB	6.00%	10/01/2035	2,695	2,898,373
Series 2015, RB	6.25%	10/01/2045	4,275	4,589,636
St. Paul (City of), MN Housing & Redevelopment Authority (Higher Ground Academy Project);
Series 2018, RB	5.00%	12/01/2043	4,170	4,696,340
Series 2018, RB	5.13%	12/01/2049	7,560	8,519,031
St. Paul (City of), MN Housing & Redevelopment Authority (Hmong College Prep Academy);
Series 2016, Ref. RB	5.75%	09/01/2046	1,000	1,144,587
Series 2016, Ref. RB	6.00%	09/01/2051	3,550	4,094,177
St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2055	4,000	4,306,022
St. Paul (City of), MN Housing & Redevelopment Authority (Marian Center); Series 2007 A, Ref. RB	5.38%	05/01/2043	5,000	5,003,474
St. Paul (City of), MN Housing & Redevelopment Authority (Rossy & Richard Shaller Family Sholom East Campus);
Series 2018, Ref. RB	4.35%	10/01/2038	1,185	1,204,346
Series 2018, Ref. RB	5.00%	10/01/2043	1,000	1,025,074
Series 2018, Ref. RB	4.65%	10/01/2048	1,500	1,525,992
Vadnais Heights (City of), MN (Agriculture & Food Sciences Academy);
Series 2018 A, Ref. RB	5.50%	12/01/2038	3,295	3,683,526
Series 2018 A, Ref. RB	5.88%	12/01/2048	4,500	5,054,315
Series 2018 A, Ref. RB	6.50%	12/01/2053	4,315	4,996,253
Series 2018 B, Ref. RB	6.75%	12/01/2025	425	433,751
West St. Paul (City of), MN (Walker Westwood Ridge Campus);
Series 2017, Ref. RB	5.00%	11/01/2037	400	414,052
Series 2017, Ref. RB	5.00%	11/01/2049	1,275	1,303,102
Series 2017, Ref. RB	4.75%	11/01/2052	375	379,524
				120,063,714
Mississippi–0.33%
Jackson (County of), MS (Chevron U.S.A., Inc.); Series 1993, Ref. VRD RB(k)	0.02%	06/01/2023	3,000	3,000,000
Mississippi (State of) Development Bank (Jackson Co. Gomesa); Series 2021, RB(i)	3.63%	11/01/2036	1,000	995,981
Mississippi (State of) Development Bank (Jackson County Industrial Water System); Series 2009, VRD RB(k)	0.02%	12/01/2039	5,000	5,000,000
Mississippi Business Finance Corp. (Chevron U.S.A, Inc.); Series 2009 I, VRD IDR(k)	0.02%	12/01/2030	1,470	1,470,000
Mississippi Business Finance Corp. (Chevron U.S.A., Inc.);
Series 2010 G, VRD RB(k)	0.02%	11/01/2035	2,170	2,170,000
Series 2010 I, VRD IDR(k)	0.02%	11/01/2035	10,000	10,000,000
Series 2010 K, VRD RB(k)	0.02%	11/01/2035	4,460	4,460,000
Series 2011 G, VRD IDR(k)	0.02%	11/01/2035	2,000	2,000,000
Mississippi Development Bank (Hancock County Gomesa) (Green Bonds); Series 2019, RB(i)	4.55%	11/01/2039	2,250	2,521,427
Tunica (County of), MS; Series 2019, Ref. RB	6.00%	10/01/2040	5,000	5,298,706
				36,916,114
Missouri–1.45%
370/Missouri Bottom Road/Taussig Road Transportation Development District (Hazelwood);
Series 2002, RB (Acquired 10/24/2002; Cost $1,750,000)(e)(f)(m)	7.00%	05/02/2022	1,750	595,000
Series 2002, RB (Acquired 10/24/2002; Cost $5,250,000)(e)(f)(m)	7.20%	05/01/2049	5,250	1,785,000
Ballwin (City of), MO (Ballwin Town Center); Series 2002 A, Ref. RB(m)	6.50%	10/01/2022	1,922	672,654
Branson Hills Infrastructure Facilities Community Improvement District;
Series 2007 A, RB (Acquired 11/12/2009-10/27/2015; Cost $2,534,110)(f)(m)	5.50%	04/01/2022	3,170	855,900
Series 2007 A, RB (Acquired 11/12/2009-10/27/2015; Cost $4,104,120)(f)(m)	5.50%	04/01/2027	6,055	1,634,850
Dardenne Town Square Transportation Development District; Series 2006 A, RB(m)(o)	5.00%	05/01/2036	3,190	1,531,200
Grandview (City of), MO Industrial Development Authority (Grandview Crossing); Series 2006, RB(m)(o)	5.75%	12/01/2028	1,250	212,500
I-470 Western Gateway Transportation Development District;
Series 2019 A, RB(i)	5.25%	12/01/2048	5,415	5,746,536
Series 2019 B, RB(i)	7.75%	12/15/2048	3,853	4,067,404
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
Kansas City (City of), MO Industrial Development Authority;
Series 2020, RB(d)	4.00%	03/01/2050	$ 15,000	$ 17,184,185
Series 2020-XL0150, RB (INS - AGM)(c)(d)(h)	5.00%	03/01/2057	40,000	48,866,392
Kansas City (City of), MO Industrial Development Authority (Brentwood Manor Apartments); Series 2002 B, RB(d)	5.25%	10/15/2038	1,920	1,712,236
Kansas City (City of), MO Industrial Development Authority (Northwoods Apartments); Series 2004 A, RB(d)	6.45%	05/01/2040	1,804	1,807,243
Kansas City (City of), MO Land Clearance for Redevelopment Authority (Convention Center Hotel); Series 2018 B, RB(i)	5.00%	02/01/2050	2,550	2,595,828
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights);
Series 2017 A, Ref. RB	5.25%	05/15/2050	14,250	15,723,312
Series 2017, Ref. RB	5.25%	05/15/2037	1,285	1,440,401
Series 2017, Ref. RB	5.25%	05/15/2042	1,000	1,111,856
Lee’s Summit (City of), MO Industrial Development Authority (John Knox Village Obligated Group);
Series 2014 A, RB	5.25%	08/15/2039	3,000	3,213,389
Series 2018, Ref. RB	5.00%	08/15/2032	1,020	1,144,128
Liberty (City of), MO (Liberty Commons); Series 2015 A, RB(i)	6.00%	06/01/2046	6,170	6,425,903
Maplewood (City of), MO (Maplewood South Redevelopment Area); Series 2005, Ref. RB	5.75%	11/01/2026	1,065	1,065,792
Missouri (State of) Health & Educational Facilities Authority (Truman Medical Center, Inc.); Series 2017 B, RB(i)	4.25%	12/01/2042	5,460	6,022,228
St. Louis (City of), MO Industrial Development Authority (Ballpark Village Development); Series 2017 A, Ref. RB	4.75%	11/15/2047	1,500	1,515,534
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County);
Series 2018 A, RB	5.00%	09/01/2038	5,500	6,183,627
Series 2018 A, RB	5.13%	09/01/2048	12,345	13,819,990
Series 2018 A, RB	5.13%	09/01/2049	6,475	7,246,148
Series 2018 A, RB	5.25%	09/01/2053	5,500	6,170,977
St. Louis (County of), MO Industrial Development Authority (Grand Center Redevelopment); Series 2011, RB	6.38%	12/01/2025	1,450	1,452,461
				161,802,674
Montana–0.03%
Kalispell (City of), MT (Immanuel Lutheran Corp.);
Series 2017, Ref. RB	5.25%	05/15/2037	1,000	1,093,386
Series 2017, Ref. RB	5.25%	05/15/2052	2,320	2,503,931
				3,597,317
Nebraska–0.20%
Central Plains Energy Project (No. 3); Series 2012, RB(p)	5.00%	09/01/2042	21,715	22,470,814
Nevada–0.38%
Clark (County of), NV (Homestead Boulder City); Series 1997, RB	6.50%	12/01/2027	2,420	2,423,507
Clark (County of), NV (Stadium Improvement Bonds); Series 2018 A, GO Bonds(c)	5.00%	05/01/2048	16,650	20,115,369
Las Vegas (City of), NV; Series 2016, RB(i)	4.38%	06/15/2035	4,000	4,001,913
Nevada (State of) Department of Business & Industry (Fulcrum Sierra Biofuels, LLC) (Green Bonds); Series 2017, RB(d)(i)	6.25%	12/15/2037	1,000	1,076,269
Nevada (State of) Department of Business & Industry (Somerset Academy);
Series 2018 A, RB(i)	5.00%	12/15/2038	1,000	1,106,749
Series 2018 A, RB(i)	5.00%	12/15/2048	3,000	3,276,560
Reno (City of), NV (ReTRAC - Reno Transportation Rail Access Corridor);
Series 2018 C, Ref. RB(i)(j)	0.00%	07/01/2058	35,500	6,274,188
Series 2018 D, Ref. RB(i)(j)	0.00%	07/01/2058	13,000	1,424,177
Tahoe-Douglas Visitors Authority; Series 2020, RB	5.00%	07/01/2051	2,000	2,305,001
				42,003,733
New Hampshire–0.13%
New Hampshire (State of) Business Finance Authority (Covanta Green Bonds); Series 2020 B, Ref. RB(b)(d)(i)	3.75%	07/02/2040	4,470	4,713,565
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Hampshire–(continued)
New Hampshire (State of) Business Finance Authority (Covanta);
Series 2018 C, Ref. RB(d)(i)	4.88%	11/01/2042	$ 7,500	$ 7,820,572
Series 2020 A, Ref. RB(b)(i)	3.63%	07/02/2040	2,130	2,237,687
				14,771,824
New Jersey–4.92%
New Jersey (State of) Economic Development Authority;
Series 2015 XX, Ref. RB	5.25%	06/15/2027	10,000	11,571,540
Series 2017 B, Ref. RB	5.00%	11/01/2024	13,000	14,628,658
Series 2017 B, Ref. RB	5.00%	11/01/2026	23,695	28,374,805
New Jersey (State of) Economic Development Authority (Beloved Community Charter School, Inc.);
Series 2019 A, RB(i)	5.00%	06/15/2049	1,110	1,204,146
Series 2019 A, RB(i)	5.00%	06/15/2054	725	784,460
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(d)	5.25%	09/15/2029	52,065	54,019,051
Series 2000 A, RB(d)	5.63%	11/15/2030	20,000	22,015,618
Series 2012, RB(d)	5.75%	09/15/2027	34,325	35,288,317
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.);
Series 2012 A, RB	6.00%	07/01/2032	1,800	1,849,069
Series 2012 A, RB	6.10%	07/01/2044	4,025	4,124,437
Series 2012 C, RB	5.00%	07/01/2032	1,370	1,397,838
Series 2012 C, RB	5.30%	07/01/2044	4,500	4,585,210
New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. RB(d)	5.00%	10/01/2047	7,730	8,908,081
New Jersey (State of) Economic Development Authority (Social Bonds); Series 2021, RB	4.00%	06/15/2050	2,715	3,082,669
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(d)	5.38%	01/01/2043	22,110	24,333,054
Series 2013, RB(d)	5.63%	01/01/2052	22,695	25,059,313
New Jersey (State of) Health Care Facilities Financing Authority (Virtua Health);
Series 2009 B, VRD RB (LOC - JP Morgan Chase Bank N.A.)(k)(l)	0.01%	07/01/2043	2,400	2,400,000
Series 2009 C, VRD RB (LOC - JP Morgan Chase Bank N.A.)(k)(l)	0.01%	07/01/2043	6,000	6,000,000
New Jersey (State of) Transportation Trust Fund Authority;
Series 2006 C, RB (INS - NATL)(h)(j)	0.00%	12/15/2031	46,780	38,703,021
Series 2008 A, RB(j)	0.00%	12/15/2035	13,000	9,585,086
Series 2009 A, RB(j)	0.00%	12/15/2038	63,105	42,549,770
Series 2010 A, RB(j)	0.00%	12/15/2029	2,110	1,831,238
Series 2010 A, RB(j)	0.00%	12/15/2030	8,620	7,282,674
Series 2010 A, RB(j)	0.00%	12/15/2031	15,965	13,116,916
Series 2010 A, RB(j)	0.00%	12/15/2036	45,555	32,626,915
Series 2012 A, RB(a)	5.00%	06/15/2042	1,000	1,025,566
Series 2012 AA, RB(a)	5.00%	06/15/2038	9,000	9,227,620
Series 2013 AA, RB	5.00%	06/15/2044	3,645	3,867,265
Series 2018 A, Ref. RB	5.00%	12/15/2035	4,390	5,389,803
Series 2018 A, Ref. RB	5.00%	12/15/2036	1,200	1,471,343
Series 2019 BB, RB	5.00%	06/15/2044	8,500	10,258,151
Series 2019, RB	5.25%	06/15/2043	10,000	12,253,619
Series 2019, Ref. RB	5.00%	12/15/2039	6,300	7,779,471
Series 2020 AA, RB	4.00%	06/15/2035	1,500	1,758,615
Series 2020 AA, RB	4.00%	06/15/2036	1,270	1,484,215
Series 2020 AA, RB	4.00%	06/15/2037	3,600	4,196,502
Series 2020 AA, RB	5.00%	06/15/2037	4,000	5,067,866
Series 2020 AA, RB	4.00%	06/15/2050	10,515	11,938,955
Series 2020 AA, RB	5.00%	06/15/2050	5,520	6,803,301
Series 2022 AA, Ref. RB	5.00%	06/15/2035	5,000	6,404,344
Series 2022 AA, Ref. RB	5.00%	06/15/2037	10,100	12,809,740
Series 2022 AA, Ref. RB	5.00%	06/15/2038	5,000	6,310,440
Subseries 2016 A-1, RN	5.00%	06/15/2028	2,000	2,356,761
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Turnpike Authority;
Series 2017 B, Ref. RB(c)	5.00%	01/01/2040	$ 11,000	$ 13,489,673
Series 2019 A, RB(c)	5.00%	01/01/2048	23,425	28,801,497
				548,016,633
New Mexico–0.36%
New Mexico (State of) Hospital Equipment Loan Council (Gerald Champion); Series 2012, Ref. RB	5.50%	07/01/2042	10,000	10,240,673
New Mexico (State of) Hospital Equipment Loan Council (Haverland Charter Lifestyle Group); Series 2013, RB	5.00%	07/01/2042	4,625	4,691,403
New Mexico (State of) Hospital Equipment Loan Council (La Vida Expansion);
Series 2019 A, RB	5.00%	07/01/2039	1,225	1,363,130
Series 2019 A, RB	5.00%	07/01/2049	7,800	8,594,885
RHA Housing Development Corp. (Woodleaf Apartments); Series 1997 A, Ref. RB (CEP - GNMA)	7.13%	12/15/2027	1,355	1,359,135
Winrock Town Center Tax Increment Development District No. 1;
Series 2015, RB(i)	6.00%	05/01/2040	7,838	7,972,216
Series 2020, RB(i)	8.00%	05/01/2040	5,510	5,671,298
				39,892,740
New York–13.53%
Amherst (Town of), NY Industrial Development Agency (Shaary Zedek); Series 2006 A, Ref. RB	7.00%	06/15/2036	1,730	1,734,019
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, RB(j)	0.00%	07/15/2034	14,345	10,523,493
Series 2009, RB(j)	0.00%	07/15/2044	23,805	12,978,010
Broome County Local Development Corp. (Good Shepherd Village at Endwell);
Series 2021, Ref. RB	4.00%	07/01/2041	1,530	1,706,366
Series 2021, Ref. RB	4.00%	01/01/2047	1,160	1,284,008
Buffalo & Erie County Industrial Land Development Corp. (Tapestry Charter School);
Series 2017 A, RB	5.00%	08/01/2037	1,325	1,519,232
Series 2017 A, RB	5.00%	08/01/2047	3,790	4,280,962
Series 2017 A, RB	5.00%	08/01/2052	790	890,116
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB(d)(i)	5.50%	12/31/2040	13,140	14,218,207
Build NYC Resource Corp. (NY Preparatory Charter School); Series 2021 A, RB	4.00%	06/15/2056	450	485,139
Build NYC Resource Corp. (Shefa School); Series 2021 A, RB(i)	5.00%	06/15/2051	3,000	3,598,976
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	10,000	10,014,015
Hudson Yards Infrastructure Corp.; Series 2017 A, RB(c)	5.00%	02/15/2039	21,060	25,079,707
Metropolitan Transportation Authority;
Series 2002 D-1, Ref. RB	5.00%	11/01/2027	4,750	4,944,835
Series 2019 D-1, RB	5.00%	09/01/2022	1,520	1,573,040
Series 2020, RB (INS - AGM)(c)(h)(n)	4.00%	11/15/2043	16,025	18,785,140
Series 2020, RB (INS - AGM)(c)(h)(n)	4.00%	11/15/2049	14,615	16,965,351
Series 2020-XM0835, Ctfs. (INS - AGM)(c)(h)	4.00%	11/15/2047	20,000	23,262,142
Series 2020-XX1156, RB(c)(n)	4.00%	11/15/2053	27,500	30,937,467
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A-1, RB	5.25%	11/15/2056	9,115	10,542,210
Series 2019 C, RB (INS - AGM)(h)	4.00%	11/15/2045	310	361,092
Series 2020 C-1, RB	4.75%	11/15/2045	10,000	11,966,411
Series 2020 C-1, RB	5.00%	11/15/2050	5,000	6,061,562
Series 2020 D-1, RB	5.00%	11/15/2044	10,000	12,323,212
Series 2020 D-2, RB	4.00%	11/15/2047	7,000	7,957,830
Series 2020, Ref. RB	5.00%	11/15/2030	4,000	5,141,592
Monroe County Industrial Development Corp. (St. Ann’s Community);
Series 2019, Ref. RB	5.00%	01/01/2040	1,000	1,125,172
Series 2019, Ref. RB	5.00%	01/01/2050	12,250	13,676,103
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2021, RB	5.00%	01/01/2058	30,885	30,142,354
Series 2021, Ref. RB(i)	9.00%	01/01/2041	14,980	15,014,790
Nassau County Tobacco Settlement Corp.;
Series 2006 A-3, RB	5.00%	06/01/2035	10,290	10,450,231
Series 2006 A-3, RB	5.13%	06/01/2046	64,730	65,931,020
Series 2006 B, RB(j)	0.00%	06/01/2046	105,990	26,133,869
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York & New Jersey (States of) Port Authority;
Series 2017 200, Ref. RB	5.25%	10/15/2057	$ 20,000	$ 24,370,668
Series 2021, Ref. RB(d)	4.00%	07/15/2046	3,090	3,608,713
Two Hundred Seventh Series 2018, Ref. RB(c)(d)(n)	5.00%	09/15/2029	22,235	27,540,745
New York (City of), NY;
Series 2014 BB, RB	5.00%	06/15/2046	15,050	16,049,142
Series 2021 A-1, GO Bonds	5.00%	08/01/2047	10,000	12,865,933
Series 2021 F-1, GO Bonds	4.00%	03/01/2040	7,065	8,438,637
Subseries 2012 A-2, VRD GO Bonds(k)	0.02%	10/01/2038	4,200	4,200,000
Subseries 2015 F, VRD GO Bonds(k)	0.01%	06/01/2044	6,550	6,550,000
New York (City of), NY Industrial Development Agency (Liberty 123 Wash); Series 2007, VRD RB(k)	0.02%	10/01/2042	7,995	7,995,000
New York (City of), NY Municipal Water Finance Authority; Series 2013 BB, RB	5.00%	06/15/2047	16,475	17,284,219
New York (City of), NY Transitional Finance Authority;
Series 2013 I, RB	5.00%	05/01/2042	25,775	27,377,839
Subseries 2012 F-1, RB(c)	5.00%	05/01/2039	14,000	14,265,265
Subseries 2013, RB(c)	5.00%	11/01/2042	17,340	18,780,531
New York (County of), NY Tobacco Trust IV; Series 2005 F, RB(j)	0.00%	06/01/2060	50,000	3,344,880
New York (County of), NY Tobacco Trust V;
Series 2005 S-1, RB(j)	0.00%	06/01/2038	65,990	24,903,841
Series 2005 S-2, RB(j)	0.00%	06/01/2050	45,500	8,011,954
Series 2005 S-3, RB(j)	0.00%	06/01/2055	225,000	23,570,977
New York (State of) Dormitory Authority;
Series 2014 C, RB(c)	5.00%	03/15/2041	26,940	29,543,843
Series 2015 C, RB(a)(b)	5.00%	09/15/2025	40	46,738
Series 2018 E, RB(c)	5.00%	03/15/2045	35,050	43,681,774
Series 2020 A, Ref. RB	4.00%	03/15/2037	3,500	4,191,398
Series 2020 A, Ref. RB	4.00%	03/15/2044	9,710	11,434,076
Series 2020-XM0922, RB (INS - AGM)(c)(h)	3.00%	09/01/2050	14,775	15,389,414
Series 2021 A, Ref. RB	4.00%	03/15/2037	15,000	18,105,370
Series 2021 A, Ref. RB	4.00%	03/15/2038	4,000	4,814,973
Series 2021 A, Ref. RB	4.00%	03/15/2043	5,000	5,943,041
Series 2021 A, Ref. RB	4.00%	03/15/2047	9,500	11,198,299
New York (State of) Dormitory Authority (Sales Tax); Series 2015 B-C, RB(a)(c)	5.00%	03/15/2045	49,140	56,527,599
New York (State of) Metropolitan Transportation Authority; Series 2012 C, RB	5.00%	11/15/2028	8,355	8,708,048
New York (State of) Thruway Authority;
Series 2020-XM0831, Ctfs.(c)	4.00%	01/01/2053	15,000	17,212,341
Series 2021 O, Ref. RB	3.00%	01/01/2051	5,000	5,293,624
New York Convention Center Development Corp. (Hotel Unit Fee Secured); Series 2016 A, RB(j)	0.00%	11/15/2047	12,525	6,274,035
New York Liberty Development Corp. (3 World Trade Center);
Series 2014, Class 1, Ref. RB(i)	5.00%	11/15/2044	39,020	42,641,832
Series 2014, Class 2, Ref. RB(i)	5.38%	11/15/2040	2,500	2,777,998
Series 2014, Class 3, Ref. RB(i)	7.25%	11/15/2044	49,000	54,241,746
New York Liberty Development Corp. (Green Bonds); Series 2021 A, Ref. RB	3.00%	11/15/2051	10,000	10,399,571
New York State Urban Development Corp.;
Series 2013 A-1, RB	5.00%	03/15/2043	26,175	27,611,631
Series 2013 A-1, RB(c)	5.00%	03/15/2045	46,015	56,639,275
Series 2020 A, RB	4.00%	03/15/2045	1,900	2,231,693
Series 2020, Ref. RB	3.00%	03/15/2040	5,000	5,381,349
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2020, Ref. RB(d)	5.25%	08/01/2031	9,030	10,805,618
Series 2020, Ref. RB(d)	5.38%	08/01/2036	8,730	11,015,316
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(d)	5.00%	08/01/2026	14,725	14,759,501
Series 2016, Ref. RB(d)	5.00%	08/01/2031	3,775	3,783,700
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2018, RB(d)	5.00%	01/01/2023	$ 2,000	$ 2,096,859
Series 2018, RB(d)	5.00%	01/01/2028	10,000	12,257,292
Series 2018, RB(d)	5.00%	01/01/2034	4,905	5,883,899
Series 2018, RB(d)	4.00%	01/01/2036	4,500	5,062,740
Series 2018, RB(d)	5.00%	01/01/2036	3,065	3,662,837
Series 2020, RB(d)	5.00%	10/01/2035	3,200	3,976,401
New York Transportation Development Corp. (Delta Air Lines, Inc.-Laguardia);
Series 2020, RB(d)	4.00%	10/01/2030	2,500	2,925,349
Series 2020, RB(d)	5.00%	10/01/2040	8,000	9,850,329
Series 2020, RB(d)	4.38%	10/01/2045	58,000	67,150,730
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(d)	5.00%	07/01/2046	37,950	41,954,526
Series 2016 A, RB(d)	5.25%	01/01/2050	5,420	6,021,506
Series 2018, RB(d)	5.00%	01/01/2022	4,000	4,014,790
New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2020, Ref. RB	4.00%	12/01/2041	2,500	2,877,027
Niagara Area Development Corp. (Covanta); Series 2018 A, Ref. RB(d)(i)	4.75%	11/01/2042	7,390	7,689,240
Oneida County Local Development Corp. (Hamilton College); Series 2021, Ref. RB	5.00%	07/01/2051	12,105	19,079,993
Rockland Tobacco Asset Securitization Corp.; Series 2005 C, RB(i)(j)	0.00%	08/15/2060	368,350	20,364,082
Suffolk (County of), NY Water Authority; Series 2020 B, RB	3.00%	06/01/2045	10,000	10,827,639
Suffolk Tobacco Asset Securitization Corp.; Series 2021 B-2, Ref. RB(j)	0.00%	06/01/2066	34,270	6,889,360
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.);
Series 2013 A, RB(e)	5.00%	07/01/2027	1,985	1,022,275
Series 2013 A, RB(e)	5.00%	07/01/2038	5,700	2,935,500
Triborough Bridge & Tunnel Authority;
Series 2019 C, RB	3.00%	11/15/2047	12,665	13,532,636
Series 2021 A-1, Ref. RB	4.00%	05/15/2046	9,475	11,228,277
Series 2021 C-3, RB	3.00%	05/15/2051	11,665	12,384,445
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	20,325	22,670,857
Series 2016 B, Ref. RB	5.00%	06/01/2048	4,500	4,960,178
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(d)(i)	7.00%	06/01/2046	56,500	60,410,421
Westchester County Healthcare Corp.; Series 2014 A, RB	5.00%	11/01/2044	4,234	4,641,872
Westchester Tobacco Asset Securitization Corp.; Series 2016 C, Ref. RB	5.13%	06/01/2051	9,405	10,722,719
				1,508,513,599
North Carolina–0.58%
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health); Series 2018 H, VRD RB(k)	0.01%	01/15/2048	5,000	5,000,000
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, RB(d)	5.00%	06/30/2054	1,000	1,091,379
North Carolina (State of) Medical Care Commission (Aldersgate); Series 2013, Ref. RB(a)(b)	6.25%	07/01/2023	3,750	4,094,437
North Carolina (State of) Medical Care Commission (Lutheran Services for the Aging); Series 2021, RB	4.00%	03/01/2051	4,250	4,611,492
North Carolina (State of) Medical Care Commission (Salemtowne Project);
Series 2018 A, RB	5.00%	10/01/2038	1,185	1,315,128
Series 2018 A, RB	5.00%	10/01/2048	13,080	14,379,625
North Carolina Capital Facilities Finance Agency; Series 2015 B, Ref. RB(a)(b)(c)	5.00%	10/01/2055	29,400	34,446,204
				64,938,265
North Dakota–0.03%
Burleigh (County of), ND (University of Mary);
Series 2016, RB	5.10%	04/15/2036	1,500	1,591,403
Series 2016, RB	5.20%	04/15/2046	2,000	2,109,188
				3,700,591
Ohio–4.26%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2041	3,800	4,496,120
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Buckeye Tobacco Settlement Financing Authority;
Series 2007 A-3, RB(a)(b)	6.25%	06/01/2022	$ 21,205	$ 21,848,162
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	10,000	11,313,343
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	48,840	56,078,884
Series 2020 B-3, Ref. RB(j)	0.00%	06/01/2057	223,195	36,824,497
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB	6.75%	01/01/2044	13,900	14,781,104
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Flats East Bank); Series 2021 A, Ref. RB(i)	4.00%	12/01/2055	1,000	1,054,609
Cleveland (City of), OH (Continental Airlines, Inc.); Series 1998, RB(d)	5.38%	09/15/2027	4,190	4,205,738
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(i)	5.00%	06/01/2028	3,795	4,100,420
Cuyahoga (County of), OH (Metrohealth System);
Series 2017, Ref. RB	5.25%	02/15/2047	26,990	32,049,416
Series 2017, Ref. RB	5.50%	02/15/2052	35,165	42,114,585
Series 2017, Ref. RB	5.00%	02/15/2057	10,000	11,656,365
Series 2017, Ref. RB	5.50%	02/15/2057	15,070	17,965,042
Darke (County of), OH (Wayne Healthcare); Series 2019 A, RB	5.00%	09/01/2049	2,000	2,306,433
Franklin (County of), OH (First Community Village Obligated Group); Series 2013, Ref. RB	5.63%	07/01/2047	7,200	7,228,187
Franklin (County of), OH (Wesley Communities);
Series 2020, Ref. RB	5.25%	11/15/2040	1,000	1,144,564
Series 2020, Ref. RB	5.25%	11/15/2055	6,300	7,118,144
Franklin (County of), OH Convention Facilities Authority (Greater Columbus Convention Center);
Series 2019, RB	5.00%	12/01/2039	715	835,716
Series 2019, RB	5.00%	12/01/2051	2,500	2,865,996
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB(a)(b)	8.00%	07/01/2022	33,735	35,202,405
Hamilton (County of), OH (Cincinnati Children’s Hospital); Series 2019, RB	5.00%	11/15/2049	5,000	7,859,792
Hamilton (County of), OH (Life Enriching Communities); Series 2012, RB	5.00%	01/01/2032	2,250	2,322,989
Hamilton (County of), OH (UC Health); Series 2020, RB	5.00%	09/15/2050	5,000	6,174,402
Hickory Chase Community Authority; Series 2019, Ref. RB(i)	5.00%	12/01/2040	1,390	1,512,579
Marion (County of), OH (United Church Homes, Inc.);
Series 2019, Ref. RB	5.00%	12/01/2039	1,150	1,260,818
Series 2019, Ref. RB	5.13%	12/01/2049	3,545	3,863,808
Montgomery (County of), OH; Series 2020-XX1133, Ctfs.(c)(n)	4.00%	11/15/2042	16,780	19,128,467
Montgomery (County of), OH (Trousdale Foundation Properties);
Series 2018 A, RB (Acquired 08/29/2018-09/14/2020; Cost $5,910,542)(f)(i)	6.00%	04/01/2038	7,270	3,577,145
Series 2018 A, RB (Acquired 04/01/2020-09/14/2020; Cost $1,179,266)(f)(i)	6.25%	04/01/2049	2,115	1,040,559
Montgomery (County of), OH Hospital Facilities (Premier Health Partners Obligated Group); Series 2019 A, Ref. RB	4.00%	11/15/2045	2,420	2,742,081
Muskingum (County of), OH (Genesis Healthcare System);
Series 2013, RB	5.00%	02/15/2044	37,060	38,484,027
Series 2013, RB	5.00%	02/15/2048	3,120	3,236,174
Ohio (State of) Air Quality Development Authority; Series 2019, RB(d)(i)	5.00%	07/01/2049	20,250	23,741,076
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB(d)(i)	4.50%	01/15/2048	500	579,141
Southeastern Ohio (State of) Port Authority (Memorial Health Systems);
Series 2015, Ref. RB	5.00%	12/01/2035	1,750	1,868,153
Series 2015, Ref. RB	5.00%	12/01/2043	6,695	7,086,633
Southern Ohio Port Authority (Purecycle);
Series 2020 A, RB(d)(i)	6.25%	12/01/2025	6,000	6,541,999
Series 2020 A, RB(d)(i)	6.50%	12/01/2030	10,000	11,581,408
Series 2020 A, RB(d)(i)	7.00%	12/01/2042	10,000	11,508,109
Tuscarawas (County of), OH Economic Development and Finance Alliance (Ashland University); Series 2015, Ref. RB	6.00%	03/01/2045	5,000	5,420,207
				474,719,297
Oklahoma–1.51%
Atoka (County of), OK Health Care Authority (Atoka Memorial Hospital); Series 2007, RB (Acquired 08/30/2007; Cost $3,155,000)(f)	6.63%	10/01/2037	3,155	2,524,000
Comanche (County of), OK Hospital Authority; Series 2015, Ref. RB	5.00%	07/01/2027	1,800	1,971,739
Oklahoma (State of) Development Finance Authority; Series 2018 B, RB(c)(n)	5.50%	08/15/2057	15,210	18,788,111
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma–(continued)
Oklahoma (State of) Development Finance Authority (Inverness Village Community);
Series 2012, Ref. RB(e)(m)	5.75%	01/01/2027	$ 1,025	$ 11,748
Series 2012, Ref. RB(e)(m)	6.00%	01/01/2032	4,191	48,030
Series 2013, Ref. RB(e)(m)	5.75%	01/01/2037	5,379	61,639
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB(c)(n)	5.50%	08/15/2052	33,500	41,452,434
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing);
Series 2017, RB(e)	5.00%	08/01/2047	10,500	157,500
Series 2017, RB(e)	5.00%	08/01/2052	20,000	300,000
Series 2017, RB(e)	5.25%	08/01/2057	2,190	32,850
Oklahoma (State of) Development Finance Authority (Sommerset); Series 2015, RB	5.00%	07/01/2035	1,300	1,407,996
Payne (County of), OK Economic Development Authority (Epworth Living at the Ranch);
Series 2016 A, RB(e)	6.88%	11/01/2046	2,469	12,344
Series 2016 A, RB(e)	6.63%	11/30/2049	1,164	5,823
Series 2016 A, RB(e)	7.00%	11/01/2051	2,429	12,145
Series 2016 B-1, RB(e)	5.25%	11/30/2049	1,664	8,318
Tulsa (City of), OK Authority for Economic Opportunity (Santa Fe Square); Series 2021, RB(i)	4.38%	12/01/2041	4,000	3,900,509
Tulsa (City of), OK Municipal Airport Trust;
Series 2000 A, Ref. RB(d)	5.50%	06/01/2035	18,625	19,788,235
Series 2001 B, Ref. RB(d)	5.50%	12/01/2035	15,000	15,936,834
Series 2001 C, Ref. RB(d)	5.50%	12/01/2035	51,025	54,211,797
Tulsa (City of), OK Municipal Airport Trust (American Airlines Group, Inc.); Series 2015, Ref. RB(b)(d)	5.00%	06/01/2025	6,500	7,273,190
				167,905,242
Oregon–0.13%
Clackamas (County of), OR Hospital Facility Authority (Willamette View);
Series 2017 A, Ref. RB	5.00%	11/15/2032	500	557,034
Series 2017 A, Ref. RB	5.00%	11/15/2037	500	553,025
Series 2017 A, Ref. RB	5.00%	11/15/2052	2,750	3,006,749
Salem (City of), OR Hospital Facility Authority (Capital Manor, Inc.);
Series 2012, Ref. RB	5.63%	05/15/2032	250	254,370
Series 2012, Ref. RB	6.00%	05/15/2042	1,990	2,025,394
Series 2012, Ref. RB	6.00%	05/15/2047	3,250	3,306,167
Yamhill (County of), OR Hospital Authority (Friendsview);
Series 2021 A, Ref. RB	5.00%	11/15/2036	1,220	1,458,238
Series 2021 A, Ref. RB	5.00%	11/15/2056	3,190	3,689,566
				14,850,543
Pennsylvania–1.23%
Allentown (City of), PA Neighborhood Improvement Zone Development Authority; Series 2022, Ref. RB	5.00%	05/01/2042	2,135	2,645,152
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (615 Waterfront); Series 2021, RB(i)	6.00%	05/01/2042	5,215	6,515,762
Allentown Neighborhood Improvement Zone Development Authority; Series 2022, Ref. RB	5.00%	05/01/2036	1,000	1,257,513
Beaver (County of), PA Industrial Development Authority (FirstEnergy Nuclear Generation); Series 2006 A, Ref. PCR(b)	4.38%	07/01/2022	925	939,334
Chester (County of), PA Industrial Development Authority (Collegium Charter School);
Series 2012 A, Ref. RB	5.25%	10/15/2032	2,320	2,394,828
Series 2012 A, Ref. RB	5.38%	10/15/2042	4,230	4,355,683
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2038	1,750	1,928,928
Series 2018, Ref. RB	5.00%	12/01/2043	2,500	2,738,625
Series 2018, Ref. RB	5.00%	12/01/2048	2,500	2,727,699
Series 2019, RB	5.00%	12/01/2054	1,000	1,088,704
Lehigh (County of), PA General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	5.25%	07/01/2042	3,430	3,476,185
Lehigh (County of), PA General Purpose Authority (Kidspeace Obligation Group);
Series 2014 A, RB	7.50%	02/01/2044	5,048	5,052,683
Series 2014 B, RB(g)	7.50%	02/01/2044	1,379	633,467
Series 2014 C, RB(e)	0.00%	02/01/2044	4,122	25,014
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Montgomery (County of), PA Industrial Development Authority (Albert Einstein Healthcare); Series 2015, Ref. RB	5.25%	01/15/2046	$ 4,000	$ 4,523,890
Montgomery (County of), PA Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB(a)(b)	7.00%	12/01/2021	6,000	6,000,000
Pennsylvania (Commonwealth of); First Series 2014, GO Bonds(c)	5.00%	06/15/2034	15,450	17,141,984
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Covanta Holding Corp.) (Green Bonds); Series 2019 A, RB(d)(i)	3.25%	08/01/2039	2,200	2,257,681
Pennsylvania (Commonwealth of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. RB(d)	5.50%	11/01/2044	4,000	4,231,037
Pennsylvania (Commonwealth of) Economic Development Financing Authority (PPL Energy Supply); Series 2009 A, Ref. RB	6.40%	12/01/2038	14,200	11,067,596
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2020-XX1134, Ctfs.(c)(n)	5.00%	12/01/2044	5,000	6,290,494
Series 2020-XX1134, Ctfs.(c)(n)	5.00%	12/01/2049	7,000	8,757,984
Subseries 2013 B-2, RB(g)	6.00%	12/01/2037	7,000	7,583,288
Philadelphia (City of), PA Authority for Industrial Development (Alliance for Progress Charter School, Inc.); Series 2019 A, RB	5.00%	06/15/2049	1,390	1,507,175
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group);
Series 2017, Ref. RB	5.00%	07/01/2037	4,575	5,131,745
Series 2017, Ref. RB	5.00%	07/01/2049	8,930	9,860,553
Philadelphia (City of), PA Industrial Development Authority (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.25%	06/15/2043	5,500	6,233,929
Philadelphia (City of), PA Industrial Development Authority (MaST I Charter School);
Series 2016 A, Ref. RB	5.25%	08/01/2046	2,560	2,899,784
Series 2016 A, Ref. RB	5.38%	08/01/2051	3,950	4,487,315
Philadelphia (City of), PA Industrial Development Authority (MaST II Charter School); Series 2016 B, RB	5.63%	08/01/2036	30	33,638
Westmoreland (County of), PA Industrial Development Authority (Redstone Presbyterian); Series 2021, Ref. RB	4.00%	05/15/2047	3,000	3,204,502
				136,992,172
Puerto Rico–10.08%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033	6,130	6,172,589
Series 2002, RB	5.50%	05/15/2039	27,590	28,328,394
Series 2002, RB	5.63%	05/15/2043	5,415	5,446,795
Series 2005 A, RB(j)	0.00%	05/15/2050	473,480	76,805,463
Series 2008 B, RB(j)	0.00%	05/15/2057	784,260	43,553,095
Puerto Rico (Commonwealth of);
Series 2001 A, GO Bonds(e)	5.13%	07/01/2031	3,635	3,589,562
Series 2003 A, GO Bonds(e)	5.00%	07/01/2033	1,980	1,955,250
Series 2003 C-7, Ref. GO Bonds (INS - NATL)(h)	6.00%	07/01/2027	21,000	21,234,316
Series 2003 C-7, Ref. GO Bonds (INS - NATL)(h)	6.00%	07/01/2028	4,500	4,550,211
Series 2004 A, GO Bonds(e)	5.00%	07/01/2025	55	54,519
Series 2004 A, GO Bonds(e)	5.00%	07/01/2029	530	524,700
Series 2006 A, GO Bonds(e)	5.25%	07/01/2024	360	357,300
Series 2006 A, GO Bonds(e)	5.25%	07/01/2026	115	114,138
Series 2006 A, Ref. GO Bonds(e)	5.00%	07/01/2031	2,215	2,162,394
Series 2006 B, GO Bonds(e)	5.00%	07/01/2035	2,910	2,880,900
Series 2007 A, GO Bonds(e)	5.00%	07/01/2022	470	464,713
Series 2007 A, GO Bonds(e)	5.00%	07/01/2023	195	192,806
Series 2007 A, GO Bonds(e)	5.00%	07/01/2024	125	123,438
Series 2007 A, GO Bonds(e)	5.00%	07/01/2027	220	217,525
Series 2007 A, GO Bonds(e)	5.25%	07/01/2029	860	853,550
Series 2007 A, GO Bonds(e)	5.25%	07/01/2030	115	113,994
Series 2007 A, GO Bonds(e)	5.25%	07/01/2032	65	64,431
Series 2007 A, GO Bonds(e)	5.25%	07/01/2033	500	496,250
Series 2007 A, GO Bonds(e)	5.25%	07/01/2034	165	163,969
Series 2007 A, GO Bonds(e)	5.00%	07/01/2049	190	187,625
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Series 2007 A, GO Bonds(e)	5.00%	07/01/2049	$ 65	$ 64,188
Series 2007 A, GO Bonds(e)	5.00%	07/01/2049	415	409,813
Series 2007 A, Ref. GO Bonds(e)	5.25%	07/01/2025	285	279,656
Series 2007 A, Ref. GO Bonds(e)	5.50%	07/01/2032	3,790	3,728,412
Series 2009 B, Ref. GO Bonds(e)	6.50%	07/01/2037	6,165	6,218,944
Series 2009 B, Ref. GO Bonds(e)	5.75%	07/01/2038	1,095	1,064,888
Series 2009 C, Ref. GO Bonds(e)	6.00%	07/01/2039	175	171,500
Series 2011 A, GO Bonds(e)	5.75%	07/01/2041	6,315	6,188,700
Series 2011 C, Ref. GO Bonds(e)	6.00%	07/01/2032	1,225	1,182,125
Series 2011 E, Ref. GO Bonds(e)	6.00%	07/01/2029	8,400	8,421,000
Series 2011 E, Ref. GO Bonds(e)	5.63%	07/01/2032	225	221,906
Series 2012 A, Ref. GO Bonds(e)	5.13%	07/01/2037	12,695	11,742,875
Series 2012 A, Ref. GO Bonds(e)	5.50%	07/01/2039	5,520	5,202,600
Series 2012 A, Ref. GO Bonds(e)	5.00%	07/01/2041	33,980	30,582,000
Series 2012 A, Ref. GO Bonds(e)	5.00%	07/01/2049	2,820	2,633,175
Series 2014 A, Ref. GO Bonds(e)	8.00%	07/01/2035	37,485	32,893,087
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2008 A, RB	6.13%	07/01/2024	10,437	11,324,574
Series 2020 A, Ref. RB(i)	5.00%	07/01/2047	40,000	47,610,484
Series 2021 B, RB(i)	5.00%	07/01/2029	4,800	5,917,297
Series 2021 B, RB(i)	5.00%	07/01/2037	18,415	22,801,989
Series 2021 B, RB(i)	4.00%	07/01/2042	71,785	81,496,376
Series 2021 B, RB(i)	4.00%	07/01/2047	1,745	1,958,409
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2004 PP, Ref. RB (INS - NATL)(h)	5.00%	07/01/2023	755	766,237
Series 2007 TT, RB(e)	5.00%	07/01/2023	515	507,275
Series 2007 TT, RB(e)	5.00%	07/01/2026	6,685	6,584,725
Series 2007 TT, RB(e)	5.00%	07/01/2027	2,350	2,314,750
Series 2007 TT, RB(e)	5.00%	07/01/2032	520	477,100
Series 2007 TT, RB(e)	5.00%	07/01/2032	16,285	16,040,725
Series 2007 UU, Ref. RB (3 mo. USD LIBOR + 0.68%)(e)(q)	0.77%	07/01/2025	4,250	3,904,687
Series 2007 UU, Ref. RB (3 mo. USD LIBOR + 0.70%)(e)(q)	0.79%	07/01/2031	2,050	1,883,437
Series 2007 VV, Ref. RB (INS - NATL)(h)	5.25%	07/01/2024	4,560	4,794,172
Series 2007 VV, Ref. RB (INS - NATL)(h)	5.25%	07/01/2030	9,275	10,044,388
Series 2007 VV, Ref. RB (INS - AGM)(h)	5.25%	07/01/2031	20,000	22,109,486
Series 2007 VV, Ref. RB (INS - NATL)(h)	5.25%	07/01/2032	6,275	6,805,037
Series 2008 WW, RB(e)	5.00%	07/01/2028	13,620	13,415,700
Series 2008 WW, RB(e)	5.50%	07/01/2038	9,685	9,588,150
Series 2008 WW-RSA-1, RB(e)	5.38%	07/01/2023	825	815,719
Series 2008 WW-RSA-1, RB(e)	5.25%	07/01/2033	2,200	2,172,500
Series 2010 AAA, RB(e)	5.25%	07/01/2025	840	829,500
Series 2010 AAA, RB(e)	5.25%	07/01/2031	1,350	1,333,125
Series 2010 CCC, RB(e)	5.00%	07/01/2025	325	320,125
Series 2010 CCC, RB(e)	5.25%	07/01/2026	14,455	14,274,312
Series 2010 CCC, RB(e)	5.00%	07/01/2028	960	880,800
Series 2010 CCC, RB(e)	5.25%	07/01/2028	7,600	7,505,000
Series 2010 CCC-RSA-1, RB(e)	5.00%	07/01/2022	530	522,050
Series 2010 DDD, Ref. RB(e)	3.75%	07/01/2022	1,780	1,675,425
Series 2010 DDD, Ref. RB(e)	5.00%	07/01/2022	1,575	1,551,375
Series 2010 DDD, Ref. RB(e)	5.00%	07/01/2023	1,150	1,132,750
Series 2010 EEE, RB(e)	6.05%	07/01/2032	895	824,519
Series 2010 XX, RB(e)	4.63%	07/01/2025	620	608,375
Series 2010 XX, RB(e)	5.25%	07/01/2035	6,799	6,714,012
Series 2010 XX, RB(e)	5.25%	07/01/2040	1,340	1,236,150
Series 2010 XX, RB(e)	5.25%	07/01/2040	11,600	11,455,000
Series 2010 XX-RSA-1, RB(e)	5.25%	07/01/2026	385	380,188
Series 2010 YY, RB(e)	6.13%	07/01/2040	1,200	1,108,500
Series 2010 ZZ, Ref. RB(e)	4.50%	07/01/2023	475	466,094
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Series 2010 ZZ, Ref. RB(e)	5.25%	07/01/2024	$ 65	$ 64,188
Series 2010 ZZ, Ref. RB(e)	5.25%	07/01/2026	225	207,563
Series 2010 ZZ, Ref. RB(e)	5.25%	07/01/2026	650	641,875
Series 2010 ZZ, Ref. RB(e)	5.00%	07/01/2028	310	305,350
Series 2010 ZZ-RSA-1, Ref. RB(e)	5.00%	07/01/2022	345	339,825
Series 2010 ZZ-RSA-1, Ref. RB(e)	5.00%	07/01/2024	340	334,900
Series 2010 ZZ-RSA-1, Ref. RB(e)	4.63%	07/01/2025	640	628,000
Series 2010 ZZ-RSA-1, Ref. RB(e)	5.00%	07/01/2026	435	428,475
Series 2012 A, RB(e)	4.80%	07/02/2029	2,260	2,217,625
Series 2012 A, RB(e)	5.00%	07/02/2029	3,535	3,481,975
Series 2012 A, RB(e)	5.00%	07/01/2042	25,280	24,900,800
Series 2012 A, RB(e)	5.05%	07/01/2042	3,095	3,048,575
Series 2013 A, RB(e)	7.00%	07/01/2033	6,030	6,075,225
Series 2013 A, RB(e)	6.75%	07/01/2036	15,090	15,203,175
Series 2013 A, RB(e)	7.00%	07/01/2040	2,675	2,695,062
Series 2013 A, RB(e)	7.00%	07/01/2043	20,415	20,568,112
Series 2013 A-RSA, RB(e)	7.25%	07/01/2030	2,120	2,141,200
Series 2016 E-2, RB(e)	10.00%	01/01/2022	3,866	4,025,830
Series 2016 E-4, RB(e)	10.00%	07/01/2022	2,593	2,700,174
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 1998 A, Ref. RB(e)	4.75%	07/01/2038	2,231	1,321,868
Series 2003 G, RB(e)	5.00%	07/01/2033	9,340	5,533,950
Series 2003 G, RB(e)	5.00%	07/01/2042	7,500	4,443,750
Series 2003 H, Ref. RB(e)	5.00%	07/01/2028	180	106,650
Series 2003 H, Ref. RB(e)	5.00%	07/01/2035	175	103,688
Series 2003 H, Ref. RB(e)	5.45%	07/01/2035	4,480	2,654,400
Series 2004 J, RB(e)	4.80%	07/01/2024	220	130,350
Series 2005 K, RB(e)	5.00%	07/01/2022	9,655	5,720,587
Series 2005 K, RB(e)	5.00%	07/01/2023	12,275	7,272,937
Series 2005 K, RB(e)	5.00%	07/01/2026	155	91,838
Series 2005 K, RB(e)	5.00%	07/01/2027	3,585	2,124,112
Series 2007 M, RB(e)	5.00%	07/01/2024	2,565	1,519,762
Series 2007 M, RB(e)	5.00%	07/01/2027	520	308,100
Series 2007 M, RB(e)	5.00%	07/01/2032	4,850	2,873,625
Series 2007 M, RB(e)	5.00%	07/01/2037	530	314,025
Series 2007 M, RB(e)	5.00%	07/01/2046	3,565	2,112,262
Series 2007 N, Ref. RB(e)	5.50%	07/01/2022	4,790	2,838,075
Series 2007 N, Ref. RB(e)	5.50%	07/01/2023	3,580	2,121,150
Series 2007 N, Ref. RB(e)	5.50%	07/01/2025	3,130	1,854,525
Series 2007 N, Ref. RB(e)	5.50%	07/01/2026	3,195	1,893,037
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority; Series 2000, RB(d)	6.63%	06/01/2026	21,245	21,988,575
Puerto Rico (Commonwealth of) Public Buildings Authority;
Series 2007 M-1, Ref. RB(e)	5.75%	07/01/2049	693	755,727
Series 2007 N, RB(e)	5.00%	07/01/2037	4,150	4,533,875
Series 2007 Q, Ref. RB(e)	5.63%	07/01/2039	2,000	2,225,000
Series 2011 S, RB(e)	5.75%	07/01/2022	3,115	3,449,862
Series 2011 S, RB(e)	6.00%	07/01/2041	25,640	28,588,600
Series 2012 U, Ref. RB(e)	5.25%	07/01/2042	27,275	27,956,875
Puerto Rico (Commonwealth of) Public Buildings Authority (Government Facilities); Series 2007 M-3, Ref. RB (INS - NATL)(h)	6.00%	07/01/2024	7,970	8,058,928
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(j)	0.00%	07/01/2029	$ 1,927	$ 1,667,050
Series 2018 A-1, RB(j)	0.00%	07/01/2031	2,484	1,996,091
Series 2018 A-1, RB(j)	0.00%	07/01/2033	10,296	7,709,861
Series 2018 A-1, RB	4.50%	07/01/2034	6,168	6,747,897
Series 2018 A-1, RB	4.55%	07/01/2040	4,089	4,644,853
Series 2018 A-1, RB(j)	0.00%	07/01/2046	50,015	16,725,077
Series 2018 A-1, RB(j)	0.00%	07/01/2051	185,874	44,989,445
Series 2018 A-1, RB	4.75%	07/01/2053	30,479	34,542,322
Series 2018 A-1, RB	5.00%	07/01/2058	37,864	43,470,101
Series 2019 A-2, RB	4.33%	07/01/2040	55,009	61,748,021
Series 2019 A-2, RB	4.54%	07/01/2053	314	351,814
Series 2019 A-2, RB	4.78%	07/01/2058	25,223	28,637,377
				1,123,897,284
Rhode Island–0.00%
Tobacco Settlement Financing Corp.; Series 2015 B, Ref. RB	5.00%	06/01/2050	30	33,064
South Carolina–0.37%
South Carolina (State of) Jobs-Economic Development Authority (High Point Academy Project); Series 2018 A, RB(i)	5.75%	06/15/2049	2,000	2,292,511
South Carolina (State of) Jobs-Economic Development Authority (Kiawah Life Plan Village, Inc.); Series 2021, RB(i)	8.75%	07/01/2025	3,000	3,079,229
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
Series 2013, RB	5.00%	05/01/2043	1,000	1,012,206
Series 2013, RB	5.13%	05/01/2048	2,000	2,025,339
Series 2017, Ref. RB	5.00%	05/01/2042	250	261,186
South Carolina (State of) Jobs-Economic Development Authority (Port Royal Village Apartments); Series 2021, VRD RB (LOC - United Fidelity Bk Fsb)(k)(l)	0.05%	05/01/2061	5,800	5,800,000
South Carolina (State of) Jobs-Economic Development Authority (South Carolina Episcopal Home at Still Hopes); Series 2018 A, Ref. RB	5.00%	04/01/2048	1,085	1,170,505
South Carolina (State of) Jobs-Economic Development Authority (Virtus Academy); Series 2021 A, RB(i)	5.00%	06/15/2051	1,330	1,379,827
University of South Carolina (Campus Village); Series 2021 A, RB	4.00%	05/01/2051	20,930	24,656,798
				41,677,601
Tennessee–0.70%
Bristol (City of), TN Industrial Development Board (Pinnacle); Series 2016, RB	5.63%	06/01/2035	13,000	13,653,900
Memphis (City of) & Shelby (County of), TN Economic Development Growth Engine Industrial Development Board (Graceland);
Series 2017 A, Ref. RB	5.50%	07/01/2037	250	243,800
Series 2017 A, Ref. RB	5.63%	01/01/2046	750	722,955
Memphis-Shelby (County of), TN Airport Authority; Series 2021 A, RB(d)	5.00%	07/01/2045	1,500	1,896,692
Nashville (City of) & Davidson (County of), TN Health and Educational Facilities Board of Metropolitan Government (Trousdale Foundation Properties);
Series 2018 A, RB (Acquired 08/29/2018; Cost $14,571,796)(f)(i)	6.00%	04/01/2038	14,875	7,319,123
Series 2018 A, RB (Acquired 08/29/2018-09/14/2020; Cost $12,782,935)(f)(i)	6.25%	04/01/2049	19,400	9,544,612
New Memphis Arena Public Building Authority (City of Memphis);
Series 2021, RB(j)	0.00%	04/01/2036	1,300	952,496
Series 2021, RB(j)	0.00%	04/01/2037	1,475	1,049,468
Series 2021, RB(j)	0.00%	04/01/2038	1,250	863,651
Series 2021, RB(j)	0.00%	04/01/2039	1,250	840,419
Series 2021, RB(j)	0.00%	04/01/2040	1,375	896,518
Series 2021, RB(j)	0.00%	04/01/2041	1,300	823,209
Series 2021, RB(j)	0.00%	04/01/2042	1,300	796,972
Series 2021, RB(j)	0.00%	04/01/2043	1,350	803,658
Series 2021, RB(j)	0.00%	04/01/2044	1,000	577,327
Shelby (County of), TN Health, Educational & Housing Facilities Board (Kirby Pines); Series 1997 A, RB	6.38%	11/15/2025	1,470	1,471,197
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee–(continued)
Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2013 A, Ref. RB	5.50%	09/01/2047	$ 16,300	$ 16,198,340
Series 2016 A, Ref. RB(i)	5.00%	09/01/2031	750	742,002
Series 2016 A, Ref. RB(i)	5.00%	09/01/2037	1,145	1,106,749
Tennergy Corp.; Series 2021 A, RB(b)	4.00%	09/01/2028	15,000	17,478,228
				77,981,316
Texas–5.83%
Angelina & Neches River Authority Industrial Development Corp. (Aspen Power LLC); Series 2007 A, RB(d)(e)(m)	6.50%	11/01/2029	9,265	93
Arlington Higher Education Finance Corp. (Leadership Prep School); Series 2016 A, RB	5.00%	06/15/2046	1,325	1,328,349
Arlington Higher Education Finance Corp. (Legacy Traditional Schools);
Series 2021, Ref. RB	4.38%	02/15/2051	7,500	7,628,962
Series 2021, Ref. RB	4.50%	02/15/2056	2,000	2,037,681
Arlington Higher Education Finance Corp. (Newman International Academy); Series 2021, RB	5.00%	08/15/2051	1,000	1,082,046
Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, RB	7.13%	03/01/2044	2,000	2,180,602
Brazoria County Health Facilities Development Corp. (Brazosport Regional Health System);
Series 2012, Ref. RB(a)(b)	5.25%	07/01/2022	7,100	7,306,791
Series 2012, Ref. RB(a)(b)	5.50%	07/01/2022	13,410	13,820,011
Brazoria County Industrial Development Corp. (Gladieux Metals Recycling LLC);
Series 2019 A, RB(d)(i)	9.00%	03/01/2039	2,000	2,369,802
Series 2019, RB(d)	7.00%	03/01/2039	10,700	11,864,910
Series 2019, RB(d)(i)	9.00%	03/01/2039	3,450	4,087,908
Calhoun (County of), TX Navigation Industrial Development Authority; Series 2021, RN(d)(i)	3.63%	07/01/2026	7,000	7,321,059
Celina Independent School District; Series 2021, GO Bonds (CEP - Texas Permanent School Fund)	3.00%	02/15/2040	1,000	1,118,961
Clifton Higher Education Finance Corp. (International Leadership of Texas);
Series 2015, RB	5.75%	08/15/2038	1,000	1,147,432
Series 2015, RB	5.75%	08/15/2045	8,000	9,105,212
Series 2018 D, RB	5.75%	08/15/2033	6,190	7,155,752
Series 2018 D, RB	6.00%	08/15/2038	14,250	16,478,389
Series 2018 D, RB	6.13%	08/15/2048	28,950	33,302,424
El Paso (City of), TX;
Series 2021 B, GO Bonds	4.00%	08/15/2047	5,000	5,867,177
Series 2021 C, Ctfs. of Obligation	4.00%	08/15/2047	5,000	5,875,955
Grand Parkway Transportation Corp.;
Series 2013 B, RB(a)(b)(c)	5.25%	10/01/2023	24,405	26,604,808
Series 2013 B, RB(g)	5.85%	10/01/2048	17,000	19,767,602
Grand Prairie Housing Finance Corp.;
Series 2003, RB	7.75%	01/01/2034	6,190	6,204,314
Series 2003, RB(e)(m)(r)	7.75%	01/01/2034	3,595	287,600
Guadalupe (County of) & Seguin (City of), TX Hospital Board of Managers;
Series 2015, Ref. RB	5.00%	12/01/2040	5,350	5,767,620
Series 2015, Ref. RB	5.00%	12/01/2045	9,230	9,895,723
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB(k)	0.01%	11/01/2041	4,625	4,625,000
Harris (County of), TX; Series 2021, GO Bonds	4.00%	10/01/2036	10	12,187
Harris County Health Facilities Development Corp. (Methodist Hospital System); Series 2008 A-2, Ref. VRD RB(k)	0.01%	12/01/2041	7,800	7,800,000
Houston (City of), TX (Continental Airlines, Inc.); Series 2011 A, Ref. RB(d)	6.63%	07/15/2038	16,000	16,096,414
Houston (City of), TX (United Airlines, Inc. Terminal E); Series 2014, Ref. RB(d)	5.00%	07/01/2029	26,355	28,665,258
Houston (City of), TX (United Airlines, Inc.);
Series 2020 C, Ref. RB(d)	5.00%	07/15/2027	6,775	7,943,572
Series 2021, RB(d)	4.00%	07/15/2041	5,000	5,337,687
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB(d)	4.75%	07/01/2024	990	1,049,495
Houston Higher Education Finance Corp. (Houston Baptist University); Series 2021, RB	4.00%	10/01/2051	1,350	1,488,826
Katy Independent School District; Series 2021 D, GO Bonds (CEP - Texas Permanent School Fund)	3.00%	02/15/2046	5,000	5,462,283
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015, RB(i)	5.60%	08/15/2045	4,420	5,020,507
Lamar Consolidated Independent School District; Series 2021, GO Bonds (CEP - Texas Permanent School Fund)	3.00%	02/15/2051	5,000	5,395,146
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Leander Independent School District;
Series 2014 C, GO Bonds(a)(b)(j)	0.00%	08/15/2024	$ 71,355	$ 18,898,300
Series 2014 D, Ref. GO Bonds(a)(b)(j)	0.00%	08/15/2024	3,645	1,946,130
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(d)(i)	4.63%	10/01/2031	21,150	22,247,514
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 C, RB	5.00%	07/01/2037	1,610	955,842
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);
Series 2021 A-1, RB	7.50%	11/15/2037	285	285,258
Series 2021 A-2, RB	7.50%	11/15/2036	2,390	2,396,832
Series 2021, RB	2.00%	11/15/2061	4,750	3,268,752
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. RB	5.00%	07/01/2046	18,395	18,832,376
New Hope Cultural Education Facilities Finance Corp. (Forefront Living Plano); Series 2020 A, RB(i)	10.00%	12/01/2025	5,000	5,477,988
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center);
Series 2016 A, Ref. RB(i)	5.00%	08/15/2036	2,500	2,506,358
Series 2017 A, RB(i)	5.00%	08/15/2037	2,000	2,005,087
Series 2017 A, RB(i)	5.13%	08/15/2047	2,085	2,090,440
New Hope Cultural Education Facilities Finance Corp. (Legacy Midtown Park); Series 2018 A, RB	5.50%	07/01/2054	8,750	9,227,738
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. RB	5.00%	01/01/2047	6,790	7,274,770
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries);
Series 2013, RB	6.50%	01/01/2043	4,325	4,500,157
Series 2013, RB	6.50%	01/01/2048	5,675	5,899,263
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.38%	11/15/2036	1,365	1,468,218
Series 2016 A, RB	5.50%	11/15/2046	2,975	3,184,676
Series 2016 A, RB	5.50%	11/15/2052	2,350	2,507,998
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2039	1,000	1,087,122
Series 2018, Ref. RB	5.25%	10/01/2049	7,940	8,657,286
Newark High Education Finance Corp. (A+ Charter Schools, Inc.);
Series 2015 A, RB(i)	5.50%	08/15/2035	845	949,471
Series 2015 A, RB(i)	5.75%	08/15/2045	2,015	2,259,649
North Texas Tollway Authority;
Series 2011 B, RB(a)(b)(j)	0.00%	09/01/2031	15,500	8,778,005
Series 2017 B, Ref. RB	5.00%	01/01/2048	1,780	2,107,290
Northwest Independent School District; Series 2020-XL0138, Ctfs. (CEP - Texas Permanent School Fund)(c)	4.00%	02/15/2045	10,500	12,573,498
Port Beaumont Navigation District (Jefferson Gulf Coast Energy);
Series 2020, Ref. RB(d)(i)	4.00%	01/01/2050	6,125	6,313,508
Series 2021, RB(d)(i)	2.75%	01/01/2036	1,750	1,750,726
Series 2021, RB(d)(i)	2.88%	01/01/2041	5,500	5,453,005
Series 2021, RB(d)(i)	3.00%	01/01/2050	10,000	9,831,703
Red River Health Facilities Development Corp. (MRC Crossing);
Series 2014 A, RB(a)(b)	7.50%	11/15/2024	2,350	2,811,515
Series 2014 A, RB(a)(b)	7.75%	11/15/2024	5,100	6,138,743
Series 2014 A, RB(a)(b)	8.00%	11/15/2024	6,000	7,255,943
San Antonio (City of), TX River Authority; Series 2021, RB	3.00%	01/01/2046	3,725	4,005,512
Sanger Industrial Development Corp. (Texas Pellets); Series 2012 B, RB (Acquired 09/04/2012; Cost $37,110,000)(d)(e)(f)(m)	8.00%	07/01/2038	37,110	9,277,500
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2016, Ref. RB	5.00%	05/15/2045	4,550	4,867,248
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, RB (Acquired 07/27/2007; Cost $2,500,000)(e)(f)	5.75%	12/31/2049	2,500	1,425,000
Series 2014, RB (Acquired 01/00/1900; Cost $0)(e)(f)	5.63%	11/15/2041	0	0
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living - Ventana);
Series 2017, RB	6.75%	11/15/2047	13,125	14,822,431
Series 2017, RB	6.75%	11/15/2052	965	1,084,788
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB (Acquired 07/18/2007; Cost $1,015,000)(e)(f)	5.75%	02/15/2025	$ 1,015	$ 710,500
Series 2007, RB (Acquired 07/18/2007; Cost $1,600,000)(e)(f)	5.75%	02/15/2029	1,600	1,120,000
Series 2009 A, RB (Acquired 12/10/2009-10/01/2020; Cost $12,866,093)(e)(f)	8.00%	02/15/2038	13,350	9,345,000
Series 2017 A, RB (Acquired 12/15/2016-09/17/2020; Cost $26,170,658)(e)(f)	6.38%	02/15/2048	26,895	18,826,500
Series 2017 A, RB (Acquired 12/15/2016-04/28/2020; Cost $24,814,254)(e)(f)	6.38%	02/15/2052	25,055	17,538,500
Series 2017, RB (Acquired 11/05/2019; Cost $9,547,686)(e)(f)	6.38%	02/15/2041	8,755	6,128,500
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	1,000	1,179,683
Series 2020, Ref. RB	6.75%	11/15/2051	4,000	4,700,352
Series 2020, Ref. RB	6.88%	11/15/2055	4,000	4,717,307
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way); Series 2020, RB	5.75%	12/01/2054	18,637	19,954,123
Texas (State of) Transportation Commission;
Series 2019, RB(j)	0.00%	08/01/2051	6,000	1,618,562
Series 2019, RB(j)	0.00%	08/01/2052	6,000	1,528,189
Series 2019, RB(j)	0.00%	08/01/2053	1,000	240,911
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, RB(d)	5.00%	12/31/2055	12,135	13,527,796
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, RB(d)	6.75%	06/30/2043	17,450	19,338,230
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility); Series 2013, RB(d)	7.00%	12/31/2038	4,000	4,452,440
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	55	55,167
				649,908,958
Utah–0.84%
Black Desert Public Infrastructure District;
Series 2021 A, GO Bonds(i)	3.75%	03/01/2041	3,910	4,019,107
Series 2021 A, GO Bonds(i)	4.00%	03/01/2051	4,625	4,757,430
Series 2021 B, GO Bonds(i)	7.38%	09/15/2051	5,500	5,520,144
Mida Mountain Village Public Infrastructure District;
Series 2020 A, RB	4.50%	08/01/2040	1,205	1,360,668
Series 2020 A, RB	5.00%	08/01/2050	6,500	7,348,523
Series 2021, RB(i)	4.00%	08/01/2050	3,000	3,120,756
Military Installation Development Authority; Series 2021 A-1, RB	4.00%	06/01/2052	7,200	7,194,316
Murray (City of), UT (IHC Health Services, Inc.); Series 2003 D, VRD RB(k)	0.01%	05/15/2036	3,000	3,000,000
Red Bridge Public Infrastructure District No. 1;
Series 2021 A, GO Bonds(i)	3.63%	02/01/2035	600	624,388
Series 2021 A, GO Bonds(i)	4.13%	02/01/2041	500	520,596
Series 2021 A, GO Bonds(i)	4.38%	02/01/2051	1,100	1,148,699
Series 2021 B, GO Bonds(i)	7.38%	08/15/2051	600	605,838
Salt Lake City (City of), UT;
Series 2018 A, RB(c)(d)	5.00%	07/01/2043	14,750	17,812,491
Series 2018 A, RB(c)(d)	5.00%	07/01/2048	11,250	13,510,869
Series 2021 A, RB(d)	5.00%	07/01/2046	200	252,939
Utah (State of) Charter School Finance Authority (Beehive Science & Technology);
Series 2021, RB(i)	4.00%	10/15/2051	6,940	7,103,133
Series 2021, RB(i)	4.00%	10/15/2056	4,665	4,746,210
Utah (State of) Charter School Finance Authority (Leadership Learning Academy); Series 2019 A, RB(i)	5.00%	06/15/2050	2,000	2,195,541
Utah (State of) Charter School Finance Authority (Navigator Pointe Academy); Series 2010 A, RB	5.38%	07/15/2030	1,015	1,018,049
Utah (State of) Charter School Finance Authority (Renaissance Academy); Series 2020, Ref. RB(i)	5.00%	06/15/2055	2,080	2,351,492
Utah (State of) Charter School Finance Authority (Vista Entrada School of Performing Arts);
Series 2012, RB(a)	5.60%	07/15/2022	130	134,280
Series 2012, RB(a)(b)	6.30%	07/15/2022	850	881,499
Series 2012, RB(a)(b)	6.55%	07/15/2022	2,000	2,076,565
Weber (County of), UT (IHC Health Services, Inc.); Series 2000 C, VRD RB(k)	0.01%	02/15/2035	2,805	2,805,000
				94,108,533
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virgin Islands–0.40%
Virgin Islands (Government of) (Matching Fund Loan Note - Diago); Series 2009 A, RB	6.75%	10/01/2037	$ 4,600	$ 4,640,635
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Sr. Lien Capital); Series 2009 A-1, RB	5.00%	10/01/2039	12,910	12,943,589
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2009 A-1, RB	5.00%	10/01/2029	3,620	3,629,419
Series 2009 B, Ref. RB	5.00%	10/01/2025	2,895	2,902,532
Series 2010 A, RB	5.00%	10/01/2025	12,150	12,181,612
Series 2010 A, RB	5.00%	10/01/2029	2,500	2,506,505
Series 2012 A, RB	5.00%	10/01/2032	5,730	5,730,224
				44,534,516
Virginia–1.04%
Ballston Quarter Communities Development Authority;
Series 2016 A, RB	5.38%	03/01/2036	1,635	1,484,365
Series 2016 A, RB	5.50%	03/01/2046	10,000	8,709,969
Norfolk (City of), VA Redevelopment & Housing Authority (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge); Series 2019 A, RB	5.00%	01/01/2049	4,500	4,872,375
Roanoke (City of), VA Economic Development Authority (Richfield Living);
Series 2020, RB (Acquired 01/23/2020; Cost $1,670,316)(f)	5.00%	09/01/2040	1,645	1,548,016
Series 2020, RB (Acquired 01/23/2020; Cost $1,210,000)(f)	5.13%	09/01/2055	1,210	1,108,022
Tobacco Settlement Financing Corp.;
Series 2007 B-1, RB	5.00%	06/01/2047	21,035	21,173,501
Series 2007 B-2, RB	5.20%	06/01/2046	3,000	3,002,277
Virginia (Commonwealth of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, RB(d)	5.50%	01/01/2042	20,775	21,366,437
Virginia (Commonwealth of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, RB(d)	5.00%	01/01/2040	21,155	21,234,046
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(d)	5.00%	12/31/2049	22,215	26,538,954
Series 2017, RB(d)	5.00%	12/31/2056	2,150	2,555,917
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay); Series 2018, Ref. RB	5.00%	09/01/2040	1,750	2,007,544
				115,601,423
Washington–1.37%
King (County of), WA Public Hospital District No. 4;
Series 2015 A, RB	5.75%	12/01/2030	3,000	3,301,146
Series 2015 A, RB	6.00%	12/01/2035	2,685	2,975,391
Series 2015 A, RB	6.25%	12/01/2045	6,465	7,189,390
King (County of), WA Public Hospital District No. 4 (Snoqualmie Valley Hospital);
Series 2011, Ref. GO Bonds(a)(b)	6.75%	12/01/2021	500	500,000
Series 2011, Ref. GO Bonds(a)(b)	7.00%	12/01/2021	4,000	4,000,000
Port of Seattle Industrial Development Corp. (Delta Airlines); Series 2012, Ref. RB(d)	5.00%	04/01/2030	19,500	20,545,678
Seattle (Port of), WA; Series 2021 C, Ref. RB(d)	5.00%	08/01/2046	10,750	13,639,502
Washington (State of) Convention Center Public Facilities District;
Series 2018, RB(c)(n)	5.00%	07/01/2048	27,000	32,500,524
Series 2021 B, RB	4.00%	07/01/2043	11,790	13,497,319
Washington (State of) Economic Development Finance Authority (Green Bonds); Series 2020 A, RB(d)(i)	5.63%	12/01/2040	9,000	10,733,377
Washington (State of) Housing Finance Commission; Series 2021-1, Class A, Ctfs.	3.50%	12/20/2035	6,355	7,372,676
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(i)	5.00%	07/01/2036	1,460	1,527,656
Series 2016 A, Ref. RB(i)	5.00%	07/01/2046	1,700	1,758,225
Series 2016 A, Ref. RB(i)	5.00%	07/01/2051	9,650	9,960,202
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living);
Series 2015 A, RB(i)	7.00%	07/01/2045	2,150	2,362,340
Series 2015 A, RB(i)	7.00%	07/01/2050	1,500	1,641,849
Washington (State of) Housing Finance Commission (Presbyterian Retirement Co.);
Series 2016 A, Ref. RB(i)	5.00%	01/01/2031	1,500	1,657,687
Series 2016 A, Ref. RB(i)	5.00%	01/01/2046	6,950	7,536,488
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of) Housing Finance Commission (Spokane International Academy);
Series 2021 A, RB(i)	5.00%	07/01/2050	$ 1,000	$ 1,168,162
Series 2021 A, RB(i)	5.00%	07/01/2056	1,130	1,312,860
Washington (State of) Housing Finance Commission (Transforming Age); Series 2019 A, RB(i)	5.00%	01/01/2055	4,000	4,462,962
Washington (State of) Housing Finance Commission (Wesley Homes at Lea Hill);
Series 2016, Ref. RB(i)	5.00%	07/01/2041	2,000	2,166,390
Series 2016, Ref. RB(i)	5.00%	07/01/2046	1,000	1,076,543
				152,886,367
West Virginia–0.68%
Harrison (County of), WV Commission (Charles Pointe No. 2);
Series 2008 A, Ref. RB	7.00%	06/01/2035	3,340	3,291,399
Series 2013, Ref. RB(e)(i)	7.00%	06/01/2035	1,000	500,000
Harrison (County of), WV County Commission (Charles Pointe Economic Opportunity Development District);
Series 2019 A, RB(i)	5.75%	06/01/2042	13,750	15,615,497
Series 2019 B, Ref. RB(i)	7.50%	06/01/2042	6,140	6,818,540
Kanawha (County of), WV (The West Virginia State University Foundation); Series 2013, RB(a)(b)	6.75%	07/01/2023	5,650	6,209,617
Monongalia (County of), WV Commission Excise Tax District;
Series 2021 A, Ref. RB(i)	4.13%	06/01/2043	3,000	3,355,997
Series 2021 B, RB(i)	4.88%	06/01/2043	1,750	1,898,519
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District);
Series 2017 A, Ref. RB(i)	5.75%	06/01/2043	6,000	6,882,858
Series 2020, Ref. RB(i)	7.50%	06/01/2043	13,205	15,515,929
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB(d)(i)	7.25%	02/01/2036	10,965	10,569,685
Series 2018, RB(d)(i)	8.75%	02/01/2036	4,500	4,800,229
				75,458,270
Wisconsin–4.63%
Public Finance Authority; Series 2020 A, RB(i)	5.25%	03/01/2045	5,000	5,764,996
Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(i)	6.25%	08/01/2027	3,500	3,745,226
Series 2017, RB(i)	6.75%	08/01/2031	15,590	16,648,556
Series 2017, RB(i)	6.50%	12/01/2037	25,000	27,070,385
Series 2017, RB(i)	6.75%	12/01/2042	12,270	13,397,360
Public Finance Authority (Ascend Leadership Academy); Series 2021 A, RB(i)	5.00%	06/15/2051	2,000	2,073,630
Public Finance Authority (Coral Academy of Science Reno); Series 2019, Ref. RB(i)	5.00%	06/01/2050	1,250	1,383,172
Public Finance Authority (Cross Creek Public Improvement District); Series 2019, RB(i)	5.75%	10/01/2053	4,940	5,728,655
Public Finance Authority (Goodwill Industries of Southern Nevada, Inc.);
Series 2019 A, RB	5.50%	12/01/2038	4,117	4,085,442
Series 2019 A, RB	5.75%	12/01/2048	6,863	6,756,644
Public Finance Authority (Kipp Charlotte, Inc.); Series 2020 A, RB(i)	5.00%	10/15/2055	350	383,456
Public Finance Authority (KU Campus Development Corp. -Central District Development); Series 2016, RB(c)(n)	5.00%	03/01/2041	24,000	27,908,227
Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(i)	5.25%	06/15/2049	5,775	6,268,563
Public Finance Authority (Million Air Two LLC General Aviation Facilities); Series 2017, Ref. RB(d)(i)	7.13%	06/01/2041	15,375	16,285,741
Public Finance Authority (Minnesota College of Osteopathic Medicine); Series 2019 A-1, RB(e)(i)	5.50%	12/01/2048	76	38,039
Public Finance Authority (Southminster);
Series 2018, RB(i)	5.00%	10/01/2043	500	550,643
Series 2018, RB(i)	5.00%	10/01/2048	6,600	7,245,619
Series 2018, RB(i)	5.00%	10/01/2053	3,000	3,287,705
Public Finance Authority (WFCS Portfolio); Series 2021 A-1, RB(i)	5.00%	01/01/2056	1,150	1,283,167
Public Finance Authority (WhiteStone); Series 2017, Ref. RB(i)	5.00%	03/01/2052	2,300	2,532,631
Wisconsin (State of) Center District; Series 2020 D, RB (INS - AGM)(h)(j)	0.00%	12/15/2060	120,000	27,670,572
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group);
Series 2017, Ref. RB	5.00%	08/01/2027	$ 2,000	$ 2,155,405
Series 2017, Ref. RB	5.00%	08/01/2037	5,820	6,172,933
Series 2017, Ref. RB	5.00%	08/01/2039	2,355	2,495,325
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group); Series 2016 A, Ref. RB(c)	5.00%	11/15/2039	38,800	45,531,951
Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System);
Series 2019, Ref. RB	5.00%	11/01/2039	1,950	2,195,687
Series 2019, Ref. RB	5.00%	11/01/2046	11,050	12,322,605
Series 2019, Ref. RB	5.00%	11/01/2054	1,650	1,829,567
Wisconsin (State of) Health & Educational Facilities Authority (Hope Christian Schools);
Series 2021, RB	4.00%	12/01/2051	1,000	1,043,724
Series 2021, RB	4.00%	12/01/2056	1,000	1,038,943
Wisconsin (State of) Health & Educational Facilities Authority (Mile Bluff Medical Center, Inc.); Series 2014, RB	5.75%	05/01/2039	4,260	4,418,434
Wisconsin (State of) Health & Educational Facilities Authority (Saint John’s Communities);
Series 2021 B, Ref. RB	4.00%	09/15/2036	525	582,316
Series 2021 B, Ref. RB	4.00%	09/15/2041	500	550,280
Series 2021 B, Ref. RB	4.00%	09/15/2045	475	519,520
Wisconsin (State of) Public Finance Authority (Alabama Proton Therapy Center);
Series 2017 A, RB(i)	6.25%	10/01/2031	3,475	3,542,019
Series 2017 A, RB(i)	6.85%	10/01/2047	25,735	26,232,319
Series 2017 A, RB(i)	7.00%	10/01/2047	1,250	1,274,155
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB(i)	7.00%	12/01/2050	11,000	12,092,058
Wisconsin (State of) Public Finance Authority (Bancroft Neurohealth); Series 2016 A, RB(i)	5.13%	06/01/2048	10,500	11,520,192
Wisconsin (State of) Public Finance Authority (Delray Beach Radiation Therapy Center);
Series 2017 A, RB(i)	5.75%	11/01/2024	1,440	1,448,213
Series 2017 A, RB(i)	6.25%	11/01/2028	2,525	2,579,640
Series 2017 A, RB(i)	6.85%	11/01/2046	34,350	35,435,525
Series 2017 B, RB(e)(i)	8.50%	11/01/2046	8,000	6,000,000
Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2018 A, RB(i)	6.13%	02/01/2048	5,535	6,081,863
Series 2020 A, RB(i)	6.13%	02/01/2050	3,305	3,627,511
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center);
Series 2018 A-1, RB(i)	6.25%	01/01/2038	11,000	8,842,571
Series 2018 A-1, RB(i)	6.38%	01/01/2048	16,520	12,845,498
Wisconsin (State of) Public Finance Authority (Mary’s Woods at Marylhurst);
Series 2017 A, Ref. RB(i)	5.25%	05/15/2037	1,000	1,094,080
Series 2017 A, Ref. RB(i)	5.25%	05/15/2042	1,230	1,343,586
Series 2017 A, Ref. RB(i)	5.25%	05/15/2047	1,225	1,338,125
Series 2017 A, Ref. RB(i)	5.25%	05/15/2052	3,300	3,604,744
Wisconsin (State of) Public Finance Authority (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(d)	7.25%	06/01/2035	10,940	11,651,826
Wisconsin (State of) Public Finance Authority (New Plan Learning, Inc.);
Series 2021 A, Ref. RB	3.75%	07/01/2031	4,500	4,492,712
Series 2021 A, Ref. RB	5.00%	07/01/2041	6,415	6,863,174
Wisconsin (State of) Public Finance Authority (Penick Village Obligated Group); Series 2019, Ref. RB(i)	5.00%	09/01/2049	1,450	1,559,908
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.00%	12/01/2027	2,245	2,504,411
Series 2018 A, RB	5.20%	12/01/2037	17,025	20,330,995
Series 2018 A, RB	5.35%	12/01/2045	24,750	29,415,660
Wisconsin (State of) Public Finance Authority (Rose Villa); Series 2014 A, RB(i)	6.00%	11/15/2049	2,500	2,709,643
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences);
Series 2012, RB	5.75%	04/01/2042	6,340	6,432,596
Series 2015, Ref. RB	5.88%	04/01/2045	6,400	7,239,237
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Voyager Foundation, Inc.);
Series 2012 A, RB(a)	5.50%	10/01/2022	$ 110	$ 114,751
Series 2012 A, RB(a)(b)	6.00%	10/01/2022	1,475	1,545,709
Series 2012 A, RB(a)(b)	6.20%	10/01/2022	1,300	1,364,476
Wisconsin (State of) Public Finance Authority (Wittenberg University);
Series 2016, RB (Acquired 10/20/2016-08/09/2019; Cost $7,798,577)(f)(i)	5.00%	12/01/2031	7,830	8,427,126
Series 2016, RB (Acquired 10/20/2016-09/24/2020; Cost $10,705,448)(f)(i)	5.25%	12/01/2039	10,685	11,470,807
				515,990,249
Total Municipal Obligations (Cost $11,115,177,060)					12,159,227,299
U.S. Dollar Denominated Bonds & Notes–0.20%
Louisiana–0.14%
Nola Oil Terminal LLC; Series 2021(i)(m)	12.00%	09/15/2022	15,000	14,988,900
Pennsylvania–0.06%
Talen Energy Supply LLC	6.50%	06/01/2025	12,500	7,027,438
Total U.S. Dollar Denominated Bonds & Notes (Cost $25,771,397)					22,016,338
TOTAL INVESTMENTS IN SECURITIES(s)–109.26% (Cost $11,140,948,457)					12,181,243,637
FLOATING RATE NOTE OBLIGATIONS–(10.27)%
Notes with interest and fee rates ranging from 0.59% to 0.77% at 11/30/2021 and contractual maturities of collateral ranging from 11/01/2023 to 08/15/2057(t)				(1,144,955,000)
OTHER ASSETS LESS LIABILITIES–1.01%					112,349,595
NET ASSETS–100.00%					$11,148,638,232
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
USD	– U.S. Dollar
VRD	– Variable Rate Demand
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Underlying security related to TOB Trusts entered into by the Fund.
(d)	Security subject to the alternative minimum tax.
(e)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2021 was $624,602,281, which represented 5.60% of the Fund’s Net Assets.
(f)	Restricted security. The aggregate value of these securities at November 30, 2021 was $288,372,082, which represented 2.59% of the Fund’s Net Assets.
(g)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(h)	Principal and/or interest payments are secured by the bond insurance company listed.
(i)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2021 was $2,031,892,665, which represented 18.23% of the Fund’s Net Assets.
(j)	Zero coupon bond issued at a discount.
(k)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2021.
(l)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(m)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(n)	Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $279,200,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(o)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(p)	Security subject to crossover refunding.
(q)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2021.
(r)	Restructured security not accruing interest income. The value of this security at November 30, 2021 was $287,600, which represented less than 1% of the Fund’s Net Assets.
(s)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(t)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2021. At November 30, 2021, the Fund’s investments with a value of $1,871,626,115 are held by TOB Trusts and serve as collateral for the $1,144,955,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$12,121,161,018	$38,066,281	$12,159,227,299
U.S. Dollar Denominated Bonds & Notes	—	7,027,438	14,988,900	22,016,338
Total Investments in Securities	—	12,128,188,456	53,055,181	12,181,243,637
Other Investments - Assets
Investments Matured	—	102,161,745	203,780	102,365,525
Total Investments	$—	$12,230,350,201	$53,258,961	$12,283,609,162
Invesco High Yield Municipal Fund